Document and Entity Information	9 Months Ended
Apr. 30, 2013
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jul. 31, 2011
Current assets
Cash and cash equivalents	$ 2,457,693
Prepaid expenses	427,961
Other current assets	15,939
Total Current Assets	2,901,593
Property and equipment, net	57,298
Intangible assets, net	2,715,167
Total Assets	5,674,058
Current liabilities
Accounts payable and accrued liabilities	369,175
Accrued compensation	67,774
Accrued income taxes	1,600
Derivative liabilities	4,850,385
Acquisition obligation, current	1,250,000
Total Current Liabilities	6,538,934
Acquisition obligation, net of current portion	1,500,000
Total Liabilities	8,038,934
Stockholders' Equity (Deficit)
Common stock authorized-3,200,000,000 common shares with a par value of $0.0001 Common stock issued and outstanding-87,856,000 and 56,856,000 common shares as of July 31, 2012 and July 31, 2011, respectively	5,686
Additional paid-in capital	1,033,333
Warrants issued and outstanding - 42,246,000 and 13,696,000 warrants as of July 31, 2012 and July 31, 2011, respectively	431,981
Deficit accumulated during the development stage	(3,835,876)
Total Stockholders' Equity (Deficit)	(2,364,876)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,674,058

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000		3,200,000,000		3,200,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, issued shares	117,859,000	87,856,000		56,856,000
Common stock, outstanding shares	117,859,000	87,856,000		56,856,000		68,480,000	2,140,000
Warrants issued	57,783,000	42,246,000		13,696,000
Warrants outstanding	57,783,000	42,246,000	42,246,000	13,696,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2008	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012	Apr. 30, 2013
Expenses:
Research and development	$ 707,660	$ 701,201		$ 2,362,872	$ 1,725,194	$ 2,368,481	$ 648,314			$ 3,053,151	$ 5,416,022
General and administrative	1,001,518	887,648		2,941,625	2,238,222	3,158,693	1,047,161			4,237,557	7,179,182
Loss from operations	(1,709,178)	(1,588,849)		(5,304,497)	(3,963,416)	(5,527,174)	(1,695,475)			(7,290,708)	(12,595,204)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds							(808,590)			(808,590)	(808,590)
Adjustments to fair value of derivative liabilities		1,613,329			4,192,781	4,192,781	(1,041,795)			3,150,986	3,150,985
Loss on extinguishment of debt		(761,492)			(761,492)	(761,492)				(761,492)	(761,492)
Financing transaction costs							(210,000)			(210,000)	(210,000)
Non-cash interest expense	(19,481)	(74,562)		(71,075)	(236,864)	(266,567)				(266,567)	(337,642)
Interest expense							(1,357)			(1,357)	(1,357)
Impairment charges	0			0						(9,000)	(9,000)
Net income (loss) before income taxes	(1,728,659)	(811,574)		(5,375,572)	(768,991)	(2,362,452)	(3,757,217)			(6,196,728)	(11,572,300)
Provision for income taxes				2,000	2,400	2,400	1,600			4,000	6,000
Net income (loss)	$ (1,728,659)	$ (811,574)	$ (7,187)	$ (5,377,572)	$ (771,391)	$ (2,364,852)	$ (3,758,817)	$ (36,158)	$ (33,714)	$ (6,200,728)	$ (11,578,300)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)		$ (0.05)	$ (0.01)	$ (0.04)	$ (0.06)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)		$ (0.05)	$ (0.01)	$ (0.04)	$ (0.06)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	117,859,000	68,222,667		102,717,806	60,589,577	67,443,432	63,300,493
Weighted average shares used in computing diluted income (loss) per common share (in shares)	117,859,000	68,222,667		102,717,806	60,589,577	67,443,432	63,300,493

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid-In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Public offering on March 28, 2012, net of issuance costs of $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on March 28, 2012, net of issuance costs of $542,500 (in shares)			31,000,000				32,550,000
Balance at Mar. 28, 2012
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Issuance of warrants - Inovio		958,111					958,111
Issuance of warrants - Inovio (in shares)							4,000,000
Expiration of Series B Warrants (in shares)							(4,000,000)
Re-classification of Series A Warrants		657,604					657,604
Re-classification of Series A Warrants (in shares)							4,240,000
Public offering on March 28, 2012, net of issuance costs of $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on March 28, 2012, net of issuance costs of $542,500 (in shares)			31,000,000				32,550,000
Share-based compensation expense		332,778			332,778
Net loss		(2,364,852)						(2,364,852)
Balance at Jul. 31, 2012		4,426,265	8,786		5,593,567		5,024,640	(6,200,728)
Balance (in shares) at Jul. 31, 2012			87,856,000				42,246,000
Increase (Decrease) in Stockholders' Equity
Public offering on March 28, 2012, net of issuance costs of $542,500		6,696,000	2,880		5,066,804		1,626,316
Public offering on March 28, 2012, net of issuance costs of $542,500 (in shares)			28,800,000				15,840,000
Share-based compensation expense		357,272			357,272
Net loss		(5,377,572)						(5,377,572)
Balance at Apr. 30, 2013		$ 6,377,515	$ 11,786		$ 11,319,463		$ 6,624,566	$ (11,578,300)
Balance (in shares) at Apr. 30, 2013			117,859,000				57,783,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering on March 28, 2012, issuance costs	$ 210,000	$ 504,000	$ 542,500	$ 504,000	$ 542,500	$ 542,500	$ 542,500	$ 1,046,500

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013
Operating activities
Net income (loss)	$ (5,377,572)	$ (771,391)	$ (2,364,852)	$ (3,758,817)	$ (6,200,728)	$ (11,578,300)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	550,890	532,828	717,450	250,821	968,270	1,519,161
Write-down of supplies inventory				38,000	38,000	38,000
Write-down of web development costs					9,000	9,000
Fair value of derivative liabilities in excess of proceeds				808,590	808,590	808,590
Loss on extinguishment of debt		761,492	761,492		761,492	761,492
(Gain) loss on adjustment to fair value of derivative liabilities		(4,192,781)	(4,192,781)	1,041,795	(3,150,986)	(3,150,985)
Non-cash interest expense	71,075	236,864	266,567		266,567	337,642
Share-based compensation	357,272	121,292	332,778		332,778	690,050
Amortization of common stock issued for services	34,500	249,000	249,000	83,000	332,000	366,500
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	215,582	50,229	(164,220)	(178,961)	(343,180)	(127,601)
(Increase) decrease in other current assets	(7,354)	(2,849)	7,572	(15,939)	(8,367)	(15,720)
(Decrease) increase in accounts payable and accrued liabilities	134,171	848	15,146	353,246	384,321	518,492
(Decrease) increase in accrued compensation	(210,278)	190,642	151,075	67,774	218,849	8,571
(Decrease) Increase in accrued income taxes	(800)	1,600	1,600	1,600	3,200	2,400
Net cash (used in) provided by operating activities	(4,232,514)	(2,822,226)	(4,219,173)	(1,308,891)	(5,580,194)	(9,812,708)
Investing activities
Purchases of property and equipment	(16,773)	(23,341)	(54,511)	(61,286)	(124,797)	(141,570)
Investment in intangible assets				(250,000)	(250,000)	(250,000)
Net cash (used in) provided by investing activities	(16,773)	(23,341)	(54,511)	(311,286)	(374,797)	(391,570)
Financing activities
Proceeds from issuance of common stock and warrants	7,200,000	7,750,000	7,750,000	4,092,000	11,889,000	19,089,000
Payment of financing and offering costs	(504,000)	(542,500)	(542,500)		(542,500)	(1,046,500)
Payment of amounts due under acquisition obligation	(500,000)	(250,000)	(250,000)		(250,000)	(750,000)
Proceeds from amounts due to stockholder				139,500	153,867	153,867
Repayment of amounts due to stockholder				(153,867)	(153,867)	(153,867)
Net cash (used in) provided by financing activities	6,437,050	6,957,500	6,957,500	4,077,633	11,096,500	17,533,550
Net increase (decrease) in cash	2,187,763	4,111,933	2,683,816	2,457,456	5,141,509	7,329,272
Cash and cash equivalents, at beginning of period	5,141,509	2,457,693	2,457,693	237
Cash and cash equivalents, at end of period	7,329,272	6,569,626	5,141,509	2,457,693	5,141,509	7,329,272
Cash paid during the period for:
Interest				1,357	1,357	1,357
Income taxes	2,800	800	800		800	3,600
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	228,240	276,980	276,980		276,980	505,220
Acquisition obligation of asset purchase agreement				2,750,000	2,750,000	2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants		$ 402,355	$ 402,355		$ 402,355	$ 402,355

Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amount of the Company’s short-term acquisition obligation outstanding approximates fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2013 was approximately $10,000 and $28,000 respectively.  Total depreciation expense for the three and nine months ended April 30, 2012 was approximately $8,000 and $25,000, respectively.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants issued and outstanding during any of the periods presented in the computation of net income (loss) per share, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2013, the Company recorded $3,000 and $9,000 in research and development expense, respectively, and $62,000 and $236,000 in general and administrative expense, respectively, for stock options granted to non-employees.  During the three and nine months ended April 30, 2012, the Company recorded $8,000 in research and development expense, and $25,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income (Loss)

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2013 and 2012, or for the period from inception (February 8, 2008) through April 30, 2013.

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of the Company’s short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2012 and 2011 was approximately $35,000 and $4,000, respectively.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding in the computation of net income (loss) per share for the years ended July 31, 2012 and 2011, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the year ended July 31, 2012, the Company recorded $25,000 in research and development expense, and $133,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2012 and 2011, or for the period from inception (February 8, 2008) through July 31, 2012.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12.  This accounting standard amends certain pending paragraphs in ASU 2011-05. The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Cash and Liquidity	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Cash and Liquidity
Cash and Liquidity

Note 3—Cash and Cash Equivalents and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of April 30, 2013 and July 31, 2012, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $11,578,300 as of April 30, 2013.

The Company does not currently believe its existing cash resources are sufficient to meet its anticipated needs during the next twelve months. The Company will require additional financing to fund its planned operations, including research and development, clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5). In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Historically, the Company has funded its operations primarily through equity financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing and the continued support of its stockholders to aid in financing operations. The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of July 31, 2012 and 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $6,200,728 as of July 31, 2012.

The Company does not currently believe that its existing cash resources are sufficient to meet its anticipated needs during the next twelve months.  The Company will require additional financing to fund its planned operations, including research and development, clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5) and making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6).  In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing sources and the continued support of its stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments, the Series A and Series C Warrants, were accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).

During the three months ended April 30, 2012, the estimated fair value of derivative liabilities increased by $1,613,329.  During the nine months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other (expense) income during the three and nine months ended April 30, 2012, respectively.

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).  As a result, at July 31, 2012, there were no derivative liabilities recorded on the Company’s consolidated balance sheet.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended July 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at July 31, 2012	$—

During the year ended July 31, 2011, the estimated fair value of derivative liabilities increased by $1,041,795. During the year ended July 31, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other income (expense) during the years ended July 31, 2012 and 2011.

Intangible Asset Acquisition and Cross License Agreement	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Intangible Asset Acquisition and Cross License Agreement

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company agreed to pay Inovio $3,000,000 in scheduled payments and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011. The Asset Purchase Agreement has been amended by the parties to modify the schedule of payments to Inovio (see Note 6).

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $1,452,000 and $929,000 as of April 30, 2013 and July 31, 2012, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the three and nine months ended April 30, 2013 was approximately $174,000 and $523,000, respectively.  Amortization expense for the three and nine months ended April 30, 2012 was approximately $174,000 and $508,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the three and nine months ended April 30, 2013, no impairment was recorded.

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $929,000 and $247,000 as of July 31, 2012 and July 31, 2011, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the years ended July 31, 2012 and 2011 was approximately $682,000 and $247,000, respectively.  At July 31, 2012, the weighted average remaining amortization period for all patents was approximately 2.67 years.  Estimated amortization expense over the annual periods ended July 31, 2013, 2014, and 2015 is approximately $697,000, $697,000 and $465,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the years ended July 31, 2012 and 2011, no impairment was recorded.

Acquisition Obligation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Acquisition Obligation
Acquisition Obligation

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of: (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the three and nine months ended April 30, 2013 was approximately $19,000 and $71,000, respectively.  Non-cash interest expense recognized during the three and nine months ended April 30, 2012 was approximately $35,000 and $121,000, respectively.  As of April 30, 2013, the outstanding acquisition obligation was reduced by a short-term imputed interest discount of approximately $33,000.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.  During the three and nine months ended April 30, 2012, approximately $39,000 and $115,000 was recognized as non-cash interest expense for amortization of the discount to the acquisition obligation.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·                  $   250,000 - Upon the closing of the Asset Purchase Agreement

·                  $   100,000 - September 30, 2011

·                  $   150,000 - March 31, 2012

·                  $   500,000 - September 24, 2012

·                  $ 1,000,000 - March 31, 2013

·                  $ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011, March 30, 2012 and September 24, 2012, the Company made payments of $250,000, $100,000, $150,000 and $500,000, respectively, to Inovio.  On May 15, 2013, the Company made the March 31, 2013 payment of $1,000,000 to Inovio, which payment did not constitute a default under the Asset Purchase Agreement.

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of: (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the year ended July 31, 2012, was approximately $152,000.  At July 31, 2012, the outstanding acquisition obligation was reduced by short-term and long-term imputed interest discounts of approximately $83,000 and $21,000, respectively.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.  During the year ended July 31, 2012, approximately $115,000 was recognized as non-cash interest expense for amortization of the discount to the acquisition obligation.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 - September 30, 2011

·$   150,000 - March 31, 2012

·$   500,000 - September 24, 2012

·$ 1,000,000 - March 24, 2013

·$ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011 and March 30, 2012, the Company made payments of $250,000, $100,000 and $150,000, respectively, to Inovio.

Private Placements and Public Offering	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offering
Private Placements and Public Offering

Note 7—Private Placements and Public Offerings

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a registration rights agreement pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the registration rights agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of April 30, 2013 the Company was in compliance with the requirements set forth in the registration rights agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the closing date of the June 2011 Private Placement, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the closing date of the June 2011 Private Placement, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the three and nine months ended April 30, 2012, resulted in other income of $1,613,329 and $4,192,781, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012, using a Monte Carlo valuation model with the following assumptions:

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

In addition, as of the valuation date, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.

March 2012 Public Offering

On March 28, 2012, the Company closed a registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the March 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

December 2012 Public Offering

On December 17, 2012, the Company closed a registered public offering of an aggregate of 28,800,000 shares of the Company’s common stock and warrants to purchase an aggregate of 14,400,000 shares of common stock for gross proceeds to the Company of $7.2 million (the “December 2012 Public Offering”).  On December 12, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the December 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the December 2012 Public Offering were approximately $6.7 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 50% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.26 per share, are exercisable immediately upon issuance and have a term of exercise equal to four years from the date of issuance of the warrants, or December 17, 2016.

Pursuant to a Placement Agent Agreement dated November 16, 2012 by and between the Company and Dawson James Securities, Inc. (“Dawson”), Dawson agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Dawson a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,440,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 50% of the 5% Placement Agent Warrants directly to Noble International Investments, Inc. and Burrill LLC (“Noble” and “Burrill”, respectively), who acted as financial advisors in the offering, and as a result issued to Dawson a Placement Agent Warrant to purchase 720,000 shares of common stock, and issued to Noble and Burrill Placement Agent Warrants to purchase 360,000 shares of common stock each.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on December 11, 2017.  The fair value of the Placement Agent Warrants was $228,240 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 98.09%, and a risk-free interest rate of 0.74%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act.

The fair value of the warrants issued in connection with the December 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $2,151,360 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 96.66%, and a risk-free interest rate of 0.56%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Note 7—Private Placements and Public Offering

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (collectively, the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the Warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the Warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of July 31, 2012 the Company was in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the period of derivative liability classification resulted in other income (expense) of $4,192,781 and ($1,041,795) for the years ended July 31, 2012 and 2011, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012 and July 31, 2011, using a Monte Carlo valuation model with the following assumptions:

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.  The probability of the Series C Warrant conditional exercise feature was also assessed for the fair values derived as of July 31, 2011.

March 2012 Public Offering

On March 28, 2012, the Company closed its registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock at a purchase price of $0.25 per unit, for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the Public Offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the Public Offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the Public Offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the March 2012 Public Offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the Public Offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the Public Offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the Public Offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended.

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this March 2012 Public Offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Other Equity and Common Stock Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Other Equity and Common Stock Transactions
Other Equity and Common Stock Transactions

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011, the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrant was recorded as a discount to the acquisition obligation and amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrant was recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

On December 18, 2012, the Board of Directors authorized the issuance of 150,000 fully vested shares of the Company’s common stock to the University of South Florida Research Foundation in connection with an agreement to license certain intellectual property to the Company entered into on August 24, 2012.  The shares were valued at $34,500, based on the closing price of the Company’s common stock on the date of issuance.  The shares have not been registered under the Securities Act and were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof. The Company is responsible for payments upon the achievement of specified milestones and royalty payments at specified percentages of net sales of licensed products and processes, as defined, upon commercialization of stipulated licensed products or processes. The first payment will be for $50,000 upon the start of a future Phase II clinical trial for specific indications, $100,000 upon the start of a specified future Phase III clinical trial and $250,000 upon FDA approval under certain conditions.  The Company also agreed to pay for certain patent prosecution and filing fees.

At April 30, 2013 the Company had outstanding warrants to purchase 57,783,000 shares of common stock, with exercise prices ranging from $0.26 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between March 2016 and December 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011 the Company affected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.  During the years ended July 31, 2012 and 2011, $249,000 and $83,000, respectively, was recorded as consulting expense for these shares.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrant will be recorded as a discount to the acquisition obligation and amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrant will be recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

At July 31, 2012 the Company had outstanding warrants to purchase 42,246,000 shares of common stock, with exercise prices ranging from $0.50 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between June 2016 and March 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”).  The 2011 Plan was approved by the Company’s stockholders in March 2012 and originally authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  On April 15, 2013, the Company’s stockholders approved an amendment to the 2011 Plan to authorize the issuance of an additional 3,800,000 shares of common stock under the 2011 Plan, increasing the total number of shares reserved for issuance under the 2011 Plan to 9,000,000 shares. Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.

During the quarter ended October 31, 2012, the Company granted options to purchase 155,000 shares of the Company’s common stock to employees under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two to three years and have exercise prices ranging from $0.20 to $0.42. The Company also granted options to purchase 1,200,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three year terms, vest in accordance with the term of the consulting agreement, and have an exercise price of $0.18.

During the quarter ended January 31, 2013, the Company granted options to purchase 30,000 shares of the Company’s common stock to a consultant under the 2011 Plan. The options issued to the consultant have a term of ten years, vest over one year and have an exercise price of $0.35.

During the quarter ended April 30, 2013, the Company granted options to purchase 815,000 shares of the Company’s common stock to employees and directors under the 2011 Plan.  The options issued to employees have a ten-year term, vest over three years and have exercise prices ranging from $0.23 to $0.26. The options issued to directors have a ten-year term, vest over one year and have an exercise price of $0.25.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and nine months ended April 31, 2013 and 2012, were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.

The following assumptions were used to calculate the fair value of share-based compensation during the three and nine month periods ended:

	April 30, 2013	April 30, 2012
Expected volatility	81.92% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.82 - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	5 - 10 years

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and contractual term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used the simplified method.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $90,000 and $357,000, for the three and nine months ended April 30, 2013.  Of this balance, $1,000 and $32,000 was recorded to research and development, and $89,000 and $325,000 was recorded in general and administrative in the Company’s consolidated statement of operations for the three and nine months ended April 30, 2013, respectively.

A summary of the Company’s stock option activity for the nine month period ended April 30, 2013, is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

The weighted-average grant date fair value of stock options granted during the three and nine months ended April 30, 2013 was $0.18 and $0.15, respectively.  As of April 30, 2013, there was approximately $206,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 1.68 years.

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  The Company obtained stockholder approval of the 2011 Plan at its March 2, 2012 annual meeting of stockholders.

During the year ended July 31, 2012, the Company granted options to purchase 1,300,000 and 400,000 shares of the Company’s common stock to employees and directors, respectively, under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two years and have exercise prices ranging from $0.21 to $0.40.  The options issued to directors have a ten-year term, vests quarterly in equal increments over one year and have exercise prices ranging from $0.21 to $0.40.

During the year ended July 31, 2012, the Company also granted options to purchase 1,560,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three to ten year terms, vest in accordance with the term of the consulting agreement, and have exercise prices ranging from $0.18 to $0.39.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended July 31, 2012 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the year ended July 31, 2012; Expected volatility, 85.96% - 125.0%, Risk-free interest rate, 0.35% - 2.08%, Expected forfeiture rate, 0.00%, Expected dividend yield, 0.00%, Expected term, 3.00 - 10.00 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used a simple average of the vesting period and the contractual term for options granted, all of which have been granted subsequent to March 2011, as permitted by ASC Topic 718.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations for the year ended July 31, 2012 resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $333,000.  Of this balance during the year ended July 31, 2012, $89,000 was recorded to research and development, and $244,000 was recorded in General and Administrative in the Company’s consolidated statement of operations.

A summary of the stock option activity is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23

The weighted-average grant date fair value of stock options granted during the year ended July 31, 2012 was $0.18.  As of July 31, 2012, there was approximately $242,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 0.89 years.

Income Taxes	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company uses the asset and liability method of accounting for income taxes, in accordance with ASC 740-10, which requires the recognition of deferred tax liabilities for taxable temporary differences and deferred tax assets for deductible temporary differences and operating loss carryforwards using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit or expense is recognized as a result of changes in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all of any deferred tax assets will not be realized. As of April 30, 2013 and July 31, 2012, the Company recorded a full valuation allowance on its deferred tax assets.

Note 10—Income Taxes

The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company has had no unrecognized tax benefits.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had an accrual of $0 and $0 for interest or penalties on the Company’s consolidated balance sheets at July 31, 2012 or July 31, 2011 respectively, and has recognized $0 and $0 of interest and/or penalties in the consolidated statements of operations for the years ended July 31, 2012 and 2011.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2008 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.

At July 31, 2012, the Company had federal and California income tax net operating loss carryforwards of approximately $4,996,000 and $4,921,000, respectively.  In addition, the Company has federal and California research and development tax credit carryforwards of approximately $73,000 and $77,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2030 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future.  Based on a preliminary assessment, the Company believes that an ownership change occurred in 2011. The Company estimates that if such a change did occur, the federal and state net operating loss carry-forwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of the Company’s deferred tax assets as of July 31, 2012 and 2011 are listed below:

	2012	2011
Net operating loss carryforwards	1,986,000	207,000
Credits	124,000	31,000
Start-up costs	72,000	74,000
Accumulated Depreciation	282,000	71,000
Other	129,000	11,000
Net deferred tax assets	2,593,000	394,000
Valuation allowance for deferred tax assets	(2,593,000)	(394,000)
Net deferred taxes	$—	$—

A valuation allowance of $2,593,000 and $394,000 at July 31, 2012 and 2011, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.

A reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2012	2011
Federal tax benefit a the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	(0.07)%	(3.08)%
Loss on extinguishment of debt	(11.48)%	—
Adjustment to fair value of derivative liabilities	63.20%	(18.64)%
Non-deductible expenses	(6.63)%	(0.45)%
Change in valuation allowance	(81.58)%	(9.93)%
Other	2.45%	(1.92)%
Income tax benefit — effective rate	(0.11)%	(0.02)%

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extended the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.  On December 18, 2012, the Company entered into a second amendment to its lease agreement.  The second amendment extended the lease term for a period of nine months commencing on January 1, 2013 through June 30, 2013, with no changes to remaining terms of the lease.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the three and nine months ended April 30, 2013.

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extends the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the year ended July 31, 2012.

Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

The Company’s Chairman of the Board of Directors is also a director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Note 12—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 Private Placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 Private Placement (see Note 7).  The note was non-interest bearing.

The Company’s Chairman of the Board of Directors is also a Director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the Amendment (and related warrant) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Financial Instruments

Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amount of the Company’s short-term acquisition obligation outstanding approximates fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of the Company’s short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2013 was approximately $10,000 and $28,000 respectively.  Total depreciation expense for the three and nine months ended April 30, 2012 was approximately $8,000 and $25,000, respectively.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2012 and 2011 was approximately $35,000 and $4,000, respectively.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants issued and outstanding during any of the periods presented in the computation of net income (loss) per share, as the effect would have been anti-dilutive.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding in the computation of net income (loss) per share for the years ended July 31, 2012 and 2011, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2013, the Company recorded $3,000 and $9,000 in research and development expense, respectively, and $62,000 and $236,000 in general and administrative expense, respectively, for stock options granted to non-employees.  During the three and nine months ended April 30, 2012, the Company recorded $8,000 in research and development expense, and $25,000 in general and administrative expense for stock options granted to non-employees.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the year ended July 31, 2012, the Company recorded $25,000 in research and development expense, and $133,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income

Comprehensive Income (Loss)

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2013 and 2012, or for the period from inception (February 8, 2008) through April 30, 2013.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2012 and 2011, or for the period from inception (February 8, 2008) through July 31, 2012.

New Accounting Pronouncements

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12.  This accounting standard amends certain pending paragraphs in ASU 2011-05. The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Schedule of useful lives of property and equipment for the purpose of computing depreciation
Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value of Financial Instruments
Schedule of estimated fair values of the liabilities measured on a recurring basis

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

Schedule of activity for liabilities measured at estimated fair value using unobservable inputs

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at July 31, 2012	$—

Intangible Asset Acquisition and Cross License Agreement (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Summary of purchase price allocation for assets acquired that are accounted for as an asset acquisition
Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Private Placements and Public Offering (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offering
Schedule of derivative liabilities valued using a Monte Carlo valuation model

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Summary of stock option activity

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Schedule of stock options activity by range of exercise prices

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23

Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Taxes
Schedule of significant components of deferred tax assets

	2012	2011
Net operating loss carryforwards	1,986,000	207,000
Credits	124,000	31,000
Start-up costs	72,000	74,000
Accumulated Depreciation	282,000	71,000
Other	129,000	11,000
Net deferred tax assets	2,593,000	394,000
Valuation allowance for deferred tax assets	(2,593,000)	(394,000)
Net deferred taxes	$—	$—

Schedule of reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate

	2012	2011
Federal tax benefit a the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	(0.07)%	(3.08)%
Loss on extinguishment of debt	(11.48)%	—
Adjustment to fair value of derivative liabilities	63.20%	(18.64)%
Non-deductible expenses	(6.63)%	(0.45)%
Change in valuation allowance	(81.58)%	(9.93)%
Other	2.45%	(1.92)%
Income tax benefit — effective rate	(0.11)%	(0.02)%

Nature of Operations and Basis of Presentation (Details) (OncoSec Medical Therapeutics, USD $)	Jun. 03, 2011
OncoSec Medical Therapeutics
Nature of operations and basis of presentation
Total purchase price	$ 1,000

Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011
Property and equipment
Depreciation expense	$ 10,000	$ 8,000	$ 28,000	$ 25,000	$ 35,000	$ 4,000
Computers and Equipment | Minimum
Property and equipment
Useful lives			3 years		3 years
Computers and Equipment | Maximum
Property and equipment
Useful lives			5 years		5 years
Computer Software | Minimum
Property and equipment
Useful lives			1 year		1 year
Computer Software | Maximum
Property and equipment
Useful lives			3 years		3 years
Leasehold Improvements
Property and equipment
Useful lives			1 year		1 year

Significant Accounting Policies (Details 2) (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Jul. 31, 2012 Research and development expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Jul. 31, 2012 General and administrative expense Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	$ 34,500	$ 249,000	$ 249,000	$ 83,000	$ 332,000	$ 366,500	$ 3,000	$ 8,000	$ 9,000	$ 8,000	$ 25,000	$ 62,000	$ 25,000	$ 236,000	$ 25,000	$ 133,000

Cash and Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2008	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012	Apr. 30, 2013
Cash and Liquidity
Losses in all previous reporting periods from inception to date	$ 1,728,659	$ 811,574	$ 7,187	$ 5,377,572	$ 771,391	$ 2,364,852	$ 3,758,817	$ 36,158	$ 33,714	$ 6,200,728	$ 11,578,300

Fair Value of Financial Instruments (Details) (USD $)	Mar. 28, 2012	Mar. 28, 2012 Warrant derivative liability	Jul. 31, 2011 Warrant derivative liability	Mar. 28, 2012 Series A Warrant	Feb. 29, 2012 Series C Warrant	Jul. 31, 2011 Recurring basis Balance at the end of the period	Jul. 31, 2011 Recurring basis Significant Other Unobservable Inputs (Level 3)
Fair Value Measurements
Stock expired unexercised (in shares)					4,000,000
Base floor price (in dollars per share)		$ 0.5	$ 0.5	$ 0.5
Series A and Series C Warrants	$ 657,604			$ 657,604		$ 4,850,385	$ 4,850,385

Fair Value of Financial Instruments (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended
	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013
Activity for liabilities measured at estimated fair value using unobservable inputs
Re-classification of fair value to equity			$ 657,604
(Gain) loss on adjustment to fair value of derivative liabilities	(1,613,329)	(4,192,781)	(4,192,781)	1,041,795	(3,150,986)	(3,150,985)
Warrant derivative liability
Activity for liabilities measured at estimated fair value using unobservable inputs
Balance at the beginning of the period		4,850,385	4,850,385
Adjustments to estimated fair value			(4,192,781)
Re-classification of fair value to equity			(657,604)
Balance at the end of the period				4,850,385
(Gain) loss on adjustment to fair value of derivative liabilities			$ 4,192,781	$ 1,041,795

Intangible Asset Acquisition and Cross License Agreement (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2013 item	Jul. 31, 2012 item	Mar. 31, 2011 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Jul. 31, 2012 Patents	Jul. 31, 2011 Patents	Mar. 31, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition	Mar. 24, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition
Intangible Asset Acquisition and Cross License Agreement disclosures
Scheduled payments to Inovio for assets accounted for as an asset acquisition											$ 3,000,000
Period of scheduled payments										2 years
Fees for sublicense, maximum (as a percent)	10.00%	10.00%
Royalty on net sales, maximum (as a percent)	10.00%	10.00%
Number of licensors of Inovio that Company will pay under the license	1	1
Intangible assets, estimated fair value				3,000,000		3,000,000		3,000,000
Intangible assets, relative fair value	2,962,000	2,962,000
Discount	174,000	174,000
Purchase price allocation of assets acquired
Intangible assets - patents accounted for as an asset acquisition				2,788,154		2,788,154		2,788,154
Tangible assets - machinery, property and inventory, accounted for as an asset acquisition	38,000	38,000
Accumulated amortization				1,452,000		1,452,000		929,000	247,000
Estimated remaining useful lives of patents			4 years					2 years 8 months 1 day
Amortization expense				174,000	174,000	523,000	508,000	682,000	247,000
Estimated amortization expense for 2013								697,000
Estimated amortization expense for 2014								697,000
Estimated amortization expense for 2015								$ 465,000

Acquisition Obligation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Mar. 28, 2012	Mar. 24, 2012	Jun. 24, 2011	Mar. 31, 2012 First Amendment	Sep. 30, 2011 First Amendment	Sep. 28, 2011 First Amendment	Mar. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Sep. 30, 2011 September 2011 First Amendment	Sep. 28, 2011 September 2011 First Amendment	Mar. 24, 2012 March 2012 Second Amendment
Acquisition obligation
Acquisition obligation, portion modified by amendment																	$ 750,000	$ 1,150,000
Acquisition obligation payment rescheduled to end of month when due																	100,000	150,000
Acquisition obligation payment rescheduled later date																	650,000	1,000,000
Number of days following the receipt of $5,000,000 when scheduled acquisition obligation payment will be due																30 days
Net proceeds from financings amount that will trigger payment of remaining balance within 30 days																	5,000,000
Class Of Warrant (in shares)								31,000,000		12,000,000			1,000,000		3,000,000
Incremental borrowing rate used to discount acquisition obligation (as a percent)			5.00%		5.00%
Imputed interest discount			174,000		174,000							132,000		145,000
Non-cash interest expense due to amendments	19,000	35,000	71,000	121,000	152,000
Non-cash interest expense, amortization of discount		39,000		115,000	115,000						113,000
Short-term imputed interest discounts	33,000		33,000		83,000	83,000	33,000
Long-term imputed interest discounts					21,000	21,000
Loss on extinguishment of debt		761,492		761,492	761,492	761,492	761,492							761,492
Fair value of acquisition obligation									$ 2,504,178

Acquisition Obligation (Details 2) (USD $)	0 Months Ended				1 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 24, 2012	Mar. 30, 2012	Sep. 30, 2011	Mar. 24, 2011	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Apr. 30, 2013 Upon the closing of the Asset Purchase Agreement	Jul. 31, 2012 Upon the closing of the Asset Purchase Agreement	Apr. 30, 2013 September 30, 2011	Jul. 31, 2012 September 30, 2011	Apr. 30, 2013 March 31, 2012	Jul. 31, 2012 March 31, 2012	Apr. 30, 2013 September 24, 2012	Jul. 31, 2012 September 24, 2012	Jul. 31, 2012 March 24, 2013	Apr. 30, 2013 December 31, 2013	Jul. 31, 2012 December 31, 2013
Acquisition obligation
Scheduled payments under asset purchase agreement to Inovio				$ 3,000,000
Scheduled payments								250,000	250,000	100,000	100,000	150,000	150,000	500,000	500,000	1,000,000	1,000,000	1,000,000
Payments made to Inovio	$ 500,000	$ 150,000	$ 100,000	$ 250,000	$ 150,000	$ 100,000	$ 250,000

Private Placements and Public Offering (Details) (USD $)	0 Months Ended	1 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended							1 Months Ended				1 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2012	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2011 item	Mar. 31, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 18, 2011	Mar. 02, 2011	Feb. 28, 2011	Mar. 31, 2012 Rodman	Mar. 31, 2012 Roth	Mar. 31, 2012 Placement Agents	Mar. 28, 2012 Placement Agents	Jun. 30, 2011 Maximum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Dec. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Warrants issued with March 2011 Private Placement	Mar. 31, 2011 Warrants issued with March 2011 Private Placement	Mar. 18, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Series A Warrant	Mar. 28, 2012 Series A Warrant	Jun. 24, 2011 Series A Warrant	Jun. 24, 2011 Series B Warrant	Jun. 30, 2011 Series C Warrant	Jun. 24, 2011 Series C Warrant	Mar. 31, 2012 Warrants issued with March 2012 Public Offering	Apr. 30, 2013 Warrants issued with March 2012 Public Offering	Jul. 31, 2012 Warrants issued with March 2012 Public Offering	Mar. 28, 2012 Warrants issued with March 2012 Public Offering
Number of units issued under private placement				4,000,000	1,456,000
Shares issued in offering	28,800,000		31,000,000																																		31,000,000
Purchase price of units issued under private placement (in dollars per unit)					$ 0.75
Common stock, purchase price (in dollars per share)							$ 0.25								$ 0.75
Proceeds from private placement				$ 3,000,000	$ 1,092,000																						$ 3,000,000
Composition of private placement unit, number of shares of common stock																1
Composition of private placement unit, number of warrants to purchase common stock																														1
Number of common shares that can be acquired upon exercise of each whole warrant																1
Exercise price of warrants (in dollars per share)													$ 0.26									$ 0.3125		$ 1.2	$ 1.2	$ 0.5				$ 1		$ 0.5	$ 1.2	$ 0.75		$ 1.2				$ 0.35
Term of warrants																													5 years		5 years				5 years			5 years	5 years
Fair value of warrants																						276,980								431,981								3,206,486	3,206,486
Volatility rate (as a percent)																					125.00%								89.68%								125.00%
Risk-free interest rate (as a percent)																					1.05%								2.11%								1.05%
Number of series of warrants				3
Number of common shares that can be acquired upon exercise of warrants							31,000,000								12,000,000
Aggregate net proceeds from sale of common stock and Warrants				2,790,000
Number of shares of common stock entitled to be purchased as a percentage of shares issued to such investor																												100.00%									100.00%
Period from date of closing for filing registration statement under Registration Rights Agreement				30 days
Penalty for non-compliance of Registration Rights Agreement as a percentage of aggregate net proceeds of private placement																							9.00%
Placement agent fees as a percentage of offering proceeds				6.00%															6.00%
Placement agent fees				180,000
Reimbursement of expenses to lead placement agent				30,000
Total cash fees paid to placement agents				210,000		504,000	542,500	504,000	542,500	542,500	542,500	1,046,500
Percentage of placement agent warrants paid to Roth Capital Partners, LLC			5.00%	6.00%																30.00%
Warrants issued to placement agents (in shares)		1,440,000	1,550,000	240,000															1,085,000	465,000
Par value of shares shown as a reduction to paid-in capital				400
Common stock, par value (in dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001
Proceeds from public offering		7,200,000	7,750,000
Proceeds from public offering, net of offering costs		$ 6,700,000	$ 7,200,000
Non-accountable expense allowance as a percentage of gross proceeds of offering																			1.00%

Private Placements and Public Offering (Details 2) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 28, 2012 Warrants	Mar. 31, 2012 Warrants	Jul. 31, 2012 Warrants	Jul. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Mar. 28, 2012 Series A Warrant
Derivative Liabilities
Estimated fair value of derivative liabilities										$ 657,604						$ 3,808,590	$ 657,604
Total proceeds of private placement	3,000,000	1,092,000														3,000,000
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)	(808,590)								(808,590)
Adjustments to fair value of derivative liabilities			$ 1,613,329	$ 4,192,781	$ 4,192,781	$ (1,041,795)	$ 3,150,986	$ 3,150,985						$ 4,192,781	$ (1,041,795)
Derivative liabilities valuation assumptions using Monte Carlo valuation model
Closing price per share of common stock (in dollars per share)										$ 0.25	$ 0.75	$ 0.22			$ 0.93
Exercise price per share (in dollars per share)												$ 0.5			$ 1.2
Expected volatility (as a percent)												125.00%	125.00%		91.60%
Risk-free interest rate (as a percent)												1.05%	1.05%		1.35%
Floor price (in dollars per share)									$ 0.26			$ 0.5			$ 0.5
Remaining expected term of underlying securities												4 years 2 months 26 days	4 years 2 months 26 days		4 years 10 months 24 days

Other Equity and Common Stock Transactions (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended										9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	May 31, 2011	Mar. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011	Apr. 30, 2013 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 First Amendment	Jul. 31, 2012 First Amendment	Sep. 28, 2011 First Amendment	Apr. 30, 2013 First Amendment Minimum	Jul. 31, 2012 First Amendment Minimum	Apr. 30, 2013 Second Amendment	Jul. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Apr. 30, 2013 Second Amendment Minimum	Jul. 31, 2012 Second Amendment Minimum	Dec. 31, 2011 Warrants	Jul. 31, 2012 Warrants First Amendment	Apr. 30, 2013 Warrants First Amendment	Jul. 31, 2012 Warrants Second Amendment	Apr. 30, 2013 Warrants Second Amendment
Other equity and common stock transactions
Forward stock split ratio		32
Common stock, authorized shares			3,200,000,000		3,200,000,000	3,200,000,000	3,200,000,000	3,200,000,000				3,200,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.001
Common stock, outstanding shares			117,859,000		87,856,000	56,856,000	87,856,000	117,859,000				68,480,000	2,140,000
Number of shares of common stock held by previous majority stockholders returned for no consideration		17,280,000
Authorized issuance of shares to consultant	200,000
Value of shares issued to consultant	$ 332,000
Amortization period for consulting services	12 months
Consulting expense			34,500	249,000	249,000	83,000	332,000	366,500
Warrants issued to purchase shares										31,000,000	12,000,000									1,000,000					3,000,000
Warrants exercise price (in dollars per share)									$ 0.26					$ 0.26	$ 0.5	$ 1.2	$ 1.2			$ 1.2					$ 1			$ 0.5
Term of warrants																		5 years	5 years				5 years	5 years
Daily market price for exercising warrant under the mandatory exercise provision (in dollars per share)																					$ 2.4	$ 2.4				$ 2.4	$ 2.4
Number of consecutive trading days with daily market price equal to or above $2.40 allows company to request exercise of warrant																		20 days	20 days				20 days	20 days
Fair value of warrants																		$ 228,509	$ 228,509				$ 729,602	$ 729,602
Volatility (as a percent)																													87.62%	87.62%	125.00%	125.00%
Risk-free interest rate (as a percent)																													0.96%	0.96%	1.04%	1.04%
Warrants outstanding			57,783,000	42,246,000	42,246,000	13,696,000	42,246,000	57,783,000

Stock-Based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Research and development expense	Apr. 30, 2013 Research and development expense	Jul. 31, 2012 Research and development expense	Apr. 30, 2013 General and administrative expense	Apr. 30, 2013 General and administrative expense	Jul. 31, 2012 General and administrative expense	Jul. 31, 2012 Employees	Jul. 31, 2012 Director	Jul. 31, 2012 Consultant	Jul. 31, 2012 Consultant Maximum	Jul. 31, 2012 Consultant Minimum	May 31, 2011 2011 Plan	May 31, 2011 2011 Plan Maximum	Jul. 31, 2012 2011 Plan Maximum	May 31, 2011 2011 Plan Minimum	Jul. 31, 2012 2011 Plan Minimum	Apr. 30, 2013 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees Maximum	Oct. 31, 2012 2011 Plan Employees Minimum	Apr. 30, 2013 2011 Plan Director	Jan. 31, 2013 2011 Plan Consultant	Oct. 31, 2012 2011 Plan Consultant
Stock-based compensation
Number of shares authorized																											5,200,000
Purchase price of incentive stock options as a percentage of its fair value																														100.00%	100.00%
Term of stock options																						10 years	10 years		10 years	3 years		10 years	10 years			10 years	10 years			10 years	10 years	3 years
Provisional percentage of outstanding stock owned by stockholders																														10.00%	10.00%
Exercise price as a percentage of fair value of common stock for stockholders who own more than 10% of outstanding stock																														110.00%	110.00%
Options granted to purchase shares			2,200,000		3,260,000																	1,300,000	400,000	1,560,000									155,000				30,000	1,200,000
Vesting period																						2 years	1 year									3 years		3 years	2 years	1 year	1 year
Exercise price, high end of the range (in dollars per share)																						$ 0.4	$ 0.4	$ 0.39								$ 0.26	$ 0.42
Exercise price, low end of the range (in dollars per share)																						$ 0.21	$ 0.21	$ 0.18								$ 0.23	$ 0.2
Expected volatility, minimum (as a percent)	81.92%	85.96%	81.92%	85.96%	85.96%
Expected volatility, maximum (as a percent)	97.85%	125.00%	97.85%	125.00%	125.00%
Risk-free interest rate, minimum (as a percent)					0.35%
Risk-free interest rate, maximum (as a percent)					2.08%
Expected forfeiture rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividend yield (as a percent)					0.00%
Expected term						10 years	10 years	10 years	10 years	10 years	3 years	5 years	3 years	5 years	3 years
Stock-based compensation expense recognized	$ 90,000		$ 357,000		$ 333,000											$ 1,000	$ 32,000	$ 89,000	$ 89,000	$ 325,000	$ 244,000
Number of Shares Outstanding
Balance at the beginning of the period (in shares)			3,175,000
Granted (in shares)			2,200,000		3,260,000																	1,300,000	400,000	1,560,000									155,000				30,000	1,200,000
Forfeited/Cancelled (in shares)			(273,500)		(85,000)
Balance at the end of the period (in shares)	4,351,500		4,351,500		3,175,000
Option Shares Outstanding
Balance at the beginning of the period (in dollars per share)			$ 0.24
Granted (in dollars per share)			$ 0.21		$ 0.24
Forfeited/Cancelled (in dollars per share)			$ 0.33		$ 0.4
Balance at the end of the period (in dollars per share)	$ 0.23		$ 0.23		$ 0.24
Aggregate Intrinsic Value
Balance at the end of the period	$ 275,000		$ 275,000		$ 24,000

Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 0.18	$ 0.15	$ 0.18
Unrecognized non-cash compensation cost	$ 206,000	$ 206,000	$ 242,000
Weighted average period for recognition of unrecognized non-cash compensation cost		1 year 8 months 5 days	10 months 21 days
$0.18 - 0.40
Stock option activity by range of exercise prices
Exercise price, low end of the range (in dollars per share)			$ 0.18
Exercise price, high end of the range (in dollars per share)			$ 0.4
Number of Shares Outstanding			3,175,000
Weighted Average Contractual Life			7 years 6 months 11 days
Weighted Average Exercise Price, Outstanding (in dollars per share)			$ 0.24
Number of Shares Exercisable			1,962,500
Weighted Average Remaining Contractual Life			6 years 2 months 26 days
Weighted Average Exercise Price, Exercisable (in dollars per share)			$ 0.23

Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Taxes
Accrued interest or penalties	$ 0	$ 0
Amount of interest or penalties recognized	0	0
Federal
Operating loss carryforwards
Net operating loss carryforwards	4,996,000
California
Operating loss carryforwards
Net operating loss carryforwards	$ 4,921,000

Income Taxes (Details 2) (Research and development, USD $)	Jul. 31, 2012
Federal
Tax credit carryforwards
Tax credit carryforwards	$ 73,000
California
Tax credit carryforwards
Tax credit carryforwards	$ 77,000

Income Taxes (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Significant components of the deferred tax assets
Net operating loss carryforwards	$ 1,986,000	$ 207,000
Credits	124,000	31,000
Start-up costs	72,000	74,000
Accumulated Depreciation	282,000	71,000
Other	129,000	11,000
Net deferred tax assets	2,593,000	394,000
Valuation allowance for deferred tax assets	$ (2,593,000)	$ (394,000)
Reconciliation of incomes taxes using statutory income tax rate, compared to effective rate
Federal tax benefit at the expected statutory rate (as a percent)	34.00%	34.00%
State income tax, net of federal tax benefit (as a percent)	(0.07%)	(3.08%)
Loss on extinguishment of debt	(11.48%)
Adjustment to fair value of derivative liabilities	63.20%	(18.64%)
Non-deductible expenses (as a percent)	(6.63%)	(0.45%)
Change in valuation allowance (as a percent)	(81.58%)	(9.93%)
Other (as a percent)	2.45%	(1.92%)
Income tax benefit - effective rate (as a percent)	(0.11%)	(0.02%)

Commitments and Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 19, 2012	Jun. 30, 2012	May 31, 2011	Apr. 30, 2013	Jul. 31, 2012	May 31, 2011 Employment Agreements	Apr. 26, 2012 Employment Agreements	May 31, 2011 Employment Agreements Minimum	May 31, 2011 Employment Agreements Maximum
Commitments and Contingencies
Term of lease agreement for office space			1 year
Base annual rent			$ 42,000
Period by which the lease term is extended	6 months	7 months
Base monthly rent as per the amendment		10,000
Contingencies
Term of agreement						5 years
Term of base salary for computation of severance payments								6 months	24 months
Term for payment of health benefits								6 months	24 months
Severance liability							$ 220,000
Defined contribution plan
Maximum percentage of contribution permitted to employees on eligible compensation				100.00%	100.00%

Related Party Transactions (Details) (USD $)	12 Months Ended	54 Months Ended	63 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Feb. 28, 2011 Stockholder	Jul. 31, 2011 Stockholder	Feb. 11, 2011 Stockholder	Mar. 31, 2011 Stockholder loan
Related Party Transactions
Promissory note arrangement amount						$ 120,000
Promissory note interest rate (as a percent)				10.00%
Total interest expense recorded					1,400
Payment of loan	$ 153,867	$ 153,867	$ 153,867				$ 33,867

Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008
Current assets
Cash and cash equivalents	$ 7,329,272	$ 5,141,509	$ 6,569,626	$ 2,457,693	$ 237
Prepaid expenses	127,598	343,180		427,961
Other current assets	15,721	8,367		15,939
Total Current Assets	7,472,591	5,493,056		2,901,593
Property and equipment, net	65,572	76,911		57,298
Intangible assets, net	1,335,991	1,858,770		2,715,167
Total Assets	8,874,154	7,428,737		5,674,058
Current liabilities
Accounts payable and accrued liabilities	518,492	384,321		369,175
Accrued compensation	8,571	218,849		67,774
Accrued income taxes	2,400	3,200		1,600
Acquisition obligation, current	1,967,176	1,416,786		1,250,000
Total Current Liabilities	2,496,639	2,023,156		6,538,934
Acquisition obligation, net of current portion		979,316		1,500,000
Total Liabilities	2,496,639	3,002,472		8,038,934
Stockholders' Equity
Common stock authorized - 3,200,000,000 common shares with a par value of $0.0001, common stock issued and outstanding - 117,859,000 and 87,856,000 common shares as of April 30, 2013 and July 31, 2012, respectively	11,786	8,786		5,686
Additional paid-in capital	11,319,463	5,593,567		1,033,333
Warrants issued and outstanding - 57,783,000 and 42,246,000 warrants as of April 30, 2013 and July 31, 2012, respectively	6,624,566	5,024,640		431,981
Deficit accumulated during the development stage	(11,578,300)	(6,200,728)		(3,835,876)
Total Stockholders' Equity (Deficit)	6,377,515	4,426,265		(2,364,876)	(30,059)	6,099	39,813
Total Liabilities and Stockholders' Equity (Deficit)	$ 8,874,154	$ 7,428,737		$ 5,674,058

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000		3,200,000,000		3,200,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, issued shares	117,859,000	87,856,000		56,856,000
Common stock, outstanding shares	117,859,000	87,856,000		56,856,000		68,480,000	2,140,000
Warrants issued	57,783,000	42,246,000		13,696,000
Warrants outstanding	57,783,000	42,246,000	42,246,000	13,696,000

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Consolidated Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Research and development	707,660	701,201	2,362,872	1,725,194	5,416,022
General and administrative	1,001,518	887,648	2,941,625	2,238,222	7,179,182
Loss from operations	(1,709,178)	(1,588,849)	(5,304,497)	(3,963,416)	(12,595,204)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds					(808,590)
Adjustments to fair value of derivative liabilities		1,613,329		4,192,781	3,150,985
Loss on extinguishment of debt		(761,492)		(761,492)	(761,492)
Financing transaction costs					(210,000)
Non-cash interest expense	(19,481)	(74,562)	(71,075)	(236,864)	(337,642)
Interest expense					(1,357)
Impairment charges	0		0		(9,000)
Net income (loss) before income taxes	(1,728,659)	(811,574)	(5,375,572)	(768,991)	(11,572,300)
Provision for income taxes			2,000	2,400	6,000
Net income (loss)	$ (1,728,659)	$ (811,574)	$ (5,377,572)	$ (771,391)	$ (11,578,300)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	117,859,000	68,222,667	102,717,806	60,589,577
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	117,859,000	68,222,667	102,717,806	60,589,577

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock		Additional Paid-In Capital		Warrants	Deficit Accumulated during the Development Stage
Balance at Feb. 08, 2008
Increase (Decrease) in Stockholders' Equity
Shares issued to founder on Feb 8, 2008		$ 15,000	$ 4,800	[1]	$ 10,200	[1]
Shares issued to founder on Feb 8, 2008 (in shares)	[1]		48,000,000
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		32,000	2,048	[1]	29,952	[1]
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)	[1]		20,480,000
Net loss		(7,187)						(7,187)
Balance at Jul. 31, 2008		39,813	6,848	[1]	40,152	[1]		(7,187)
Balance (in shares) at Jul. 31, 2008	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(33,714)						(33,714)
Balance at Jul. 31, 2009		6,099	6,848	[1]	40,152	[1]		(40,901)
Balance (in shares) at Jul. 31, 2009	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Net loss		(36,158)						(36,158)
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively		1,092,000	146		659,873		431,981
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			1,456,000				1,456,000
Balance at Mar. 18, 2011
Balance at Jul. 31, 2010	[1]		6,848		40,152
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively			400		(400)
Private placement on June 24, 2011, March 18, 2011 and June 30, 2008, respectively (in shares)			4,000,000				4,000,000
Balance at Jun. 24, 2011
Balance at Jul. 31, 2010		(30,059)	6,848	[1]	40,152	[1]		(77,059)
Balance (in shares) at Jul. 31, 2010	[1]		68,480,000
Increase (Decrease) in Stockholders' Equity
Common stock cancelled			(1,728)		1,728
Common stock cancelled (in shares)			(17,280,000)
Common stock issued for services		332,000	20		331,980
Common stock issued for services (in shares)			200,000
Net loss		(3,758,817)						(3,758,817)
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			31,000,000				32,550,000
Balance at Mar. 28, 2012
Balance at Jul. 31, 2011		(2,364,876)	5,686		1,033,333		431,981	(3,835,876)
Balance (in shares) at Jul. 31, 2011			56,856,000				5,456,000
Increase (Decrease) in Stockholders' Equity
Issuance of warrants - Inovio		958,111					958,111
Issuance of warrants - Inovio (in shares)							4,000,000
Expiration of Series B Warrants (in shares)							(4,000,000)
Re-classification of Series A Warrants		657,604					657,604
Re-classification of Series A Warrants (in shares)							4,240,000
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		7,207,500	3,100		4,227,456		2,976,944
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			31,000,000				32,550,000
Share-based compensation expense		332,778			332,778
Net loss		(2,364,852)						(2,364,852)
Balance at Jul. 31, 2012		4,426,265	8,786		5,593,567		5,024,640	(6,200,728)
Balance (in shares) at Jul. 31, 2012			87,856,000				42,246,000
Increase (Decrease) in Stockholders' Equity
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500		6,696,000	2,880		5,066,804		1,626,316
Public offering on December 17, 2012 and March 28, 2012, net of issuance costs of $504,000, $542,500 (in shares)			28,800,000				15,840,000
Share-based compensation expense		357,272			357,272
Exercise of stock options		135,000	75		134,925
Exercise of stock options (in shares)		750,000	750,000
Issuance of common stock upon exercise of warrants		106,050	30		132,410		(26,390)
Issuance of common stock upon exercise of warrants (in shares)			303,000				(303,000)
Common stock issued in connection with license agreement		34,500	15		34,485
Common stock issued in connection with license agreement (in shares)			150,000
Net loss		(5,377,572)						(5,377,572)
Balance at Apr. 30, 2013		$ 6,377,515	$ 11,786		$ 11,319,463		$ 6,624,566	$ (11,578,300)
Balance (in shares) at Apr. 30, 2013			117,859,000				57,783,000

[1]	Adjusted to reflect the forward stock split of 32-for-1 effective March 1, 2011.

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering on December 17, 2012 and March 28, 2012, issuance costs	$ 210,000	$ 504,000	$ 542,500	$ 504,000	$ 542,500	$ 542,500	$ 542,500	$ 1,046,500

Consolidated Statements of Cash Flows (USD $)	9 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2013
Operating activities
Net income (loss)	$ (5,377,572)	$ (11,578,300)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	550,890	1,519,161
Write-down of supplies inventory		38,000
Write-down of web development costs		9,000
Fair value of derivative liabilities in excess of proceeds		808,590
Loss on extinguishment of debt		761,492
(Gain) loss on adjustment to fair value of derivative liabilities		(3,150,985)
Non-cash interest expense	71,075	337,642
Share-based compensation	357,272	690,050
Amortization of common stock issued for services	34,500	366,500
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	215,582	(127,601)
(Increase) decrease in other current assets	(7,354)	(15,720)
(Decrease) increase in accounts payable and accrued liabilities	134,171	518,492
(Decrease) increase in accrued compensation	(210,278)	8,571
(Decrease) Increase in accrued income taxes	(800)	2,400
Net cash (used in) provided by operating activities	(4,232,514)	(9,812,708)
Investing activities
Purchases of property and equipment	(16,773)	(141,570)
Investment in intangible assets		(250,000)
Net cash (used in) provided by investing activities	(16,773)	(391,570)
Financing activities
Proceeds from issuance of common stock and warrants	7,200,000	19,089,000
Payment of financing and offering costs	(504,000)	(1,046,500)
Payment of amounts due under acquisition obligation	(500,000)	(750,000)
Proceeds from exercise of warrants and stock options	241,050	241,050
Proceeds from amounts due to stockholder		153,867
Repayment of amounts due to stockholder		(153,867)
Net cash (used in) provided by financing activities	6,437,050	17,533,550
Net increase (decrease) in cash	2,187,763	7,329,272
Cash and cash equivalents, at beginning of period	5,141,509
Cash and cash equivalents, at end of period	7,329,272	7,329,272
Cash paid during the period for:
Interest		1,357
Income taxes	2,800	3,600
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	228,240	505,220
Acquisition obligation of asset purchase agreement		2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants		$ 402,355

Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of various cancers.  With this acquisition, the Company re-focused its efforts in the biomedical industry and abandoned its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011 for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amount of the Company’s short-term acquisition obligation outstanding approximates fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2013 was approximately $10,000 and $28,000 respectively.  Total depreciation expense for the three and nine months ended April 30, 2012 was approximately $8,000 and $25,000, respectively.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants issued and outstanding during any of the periods presented in the computation of net income (loss) per share, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2013, the Company recorded $3,000 and $9,000 in research and development expense, respectively, and $62,000 and $236,000 in general and administrative expense, respectively, for stock options granted to non-employees.  During the three and nine months ended April 30, 2012, the Company recorded $8,000 in research and development expense, and $25,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income (Loss)

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2013 and 2012, or for the period from inception (February 8, 2008) through April 30, 2013.

Note 2—Significant Accounting Policies

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of the Company’s short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2012 and 2011 was approximately $35,000 and $4,000, respectively.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding in the computation of net income (loss) per share for the years ended July 31, 2012 and 2011, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the year ended July 31, 2012, the Company recorded $25,000 in research and development expense, and $133,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2012 and 2011, or for the period from inception (February 8, 2008) through July 31, 2012.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This guidance is required to be applied retrospectively and is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12.  This accounting standard amends certain pending paragraphs in ASU 2011-05. The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  This guidance is effective on a prospective basis for annual and interim reporting periods beginning after December 15, 2011. The adoption of this standard did not have a material impact on the Company’s financial position or results of operations.

Cash and Cash Equivalents and Liquidity	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Cash and Liquidity
Cash and Cash Equivalents and Liquidity

Note 3—Cash and Cash Equivalents and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of April 30, 2013 and July 31, 2012, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $11,578,300 as of April 30, 2013.

The Company does not currently believe its existing cash resources are sufficient to meet its anticipated needs during the next twelve months. The Company will require additional financing to fund its planned operations, including research and development, clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5). In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Historically, the Company has funded its operations primarily through equity financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing and the continued support of its stockholders to aid in financing operations. The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Note 3—Cash and Liquidity

The Company considers all liquid investments with maturities of ninety days or less when purchased to be cash equivalents.  As of July 31, 2012 and 2011, cash and cash equivalents were comprised of cash in checking accounts.

The Company’s activities to date have been supported by equity and debt financing.  It has sustained losses in previous reporting periods with an inception to date loss of $6,200,728 as of July 31, 2012.

The Company does not currently believe that its existing cash resources are sufficient to meet its anticipated needs during the next twelve months.  The Company will require additional financing to fund its planned operations, including research and development, clinical trials and commercialization of the intellectual property acquired from Inovio pursuant to the Asset Purchase Agreement (as further described in Note 5) and making of scheduled payments to Inovio under the acquisition obligation (as further described in Note 6).  In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Since inception the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.  There is substantial doubt about the Company’s ability to continue as a going concern as the continuation of the Company’s business is dependent upon obtaining additional financing sources and the continued support of its stockholders to aid in financing operations.  The consolidated financial statements do not include any adjustments that might result from this uncertainty.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments, the Series A and Series C Warrants, were accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).

During the three months ended April 30, 2012, the estimated fair value of derivative liabilities increased by $1,613,329.  During the nine months ended April 30, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other (expense) income during the three and nine months ended April 30, 2012, respectively.

Note 4—Fair Value of Financial Instruments

Financial assets and liabilities are measured at fair value, which is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The following is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

·Level 1 — Quoted prices in active markets for identical assets or liabilities.

·Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In conjunction with the June 2011 Private Placement, the Company issued warrants with derivative features. These instruments are accounted for as derivative liabilities (see Note 7).

The Company used Level 3 inputs for its valuation methodology for the warrant derivative liabilities. The estimated fair values were determined using a Monte Carlo option pricing model based on various assumptions (see Note 7). The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to fair value of derivative liabilities.

On February 21, 2012, Series C Warrants to purchase an aggregate of 4,000,000 shares of the Company’s stock expired unexercised.  On March 28, 2012, the Series A Warrants were reclassified to equity, following the reset of the exercise price to the base floor price of $0.50 per warrant share and an evaluation of the instrument’s settlement provisions which were determined to be fixed-for-fixed (see Note 7).  As a result, at July 31, 2012, there were no derivative liabilities recorded on the Company’s consolidated balance sheet.

At July 31, 2011, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at July 31, 2011

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended July 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at July 31, 2012	$—

During the year ended July 31, 2011, the estimated fair value of derivative liabilities increased by $1,041,795. During the year ended July 31, 2012, the estimated fair value of derivative liabilities decreased by $4,192,781.  These amounts were recorded as other income (expense) during the years ended July 31, 2012 and 2011.

Intangible Asset Acquisition and Cross License Agreement	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Intangible Asset Acquisition and Cross License Agreement

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company agreed to pay Inovio $3,000,000 in scheduled payments and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011. The Asset Purchase Agreement has been amended by the parties to modify the schedule of payments to Inovio (see Note 6).

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $1,452,000 and $929,000 as of April 30, 2013 and July 31, 2012, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the three and nine months ended April 30, 2013 was approximately $174,000 and $523,000, respectively.  Amortization expense for the three and nine months ended April 30, 2012 was approximately $174,000 and $508,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the three and nine months ended April 30, 2013, no impairment was recorded.

Note 5—Intangible Asset Acquisition and Cross License Agreement

On March 14, 2011, the Company entered the Asset Purchase Agreement with Inovio, whereby the Company agreed to purchase certain assets of Inovio related to certain non-DNA vaccine and selective electrochemical tumor ablation (“SECTA”) technology (which we now refer to as the OncoSec Medical System, or OMS), including, among other things: (a) certain patents, including patent applications, and trademarks related to the SECTA technology; (b) certain equipment, machinery, inventory and other tangible assets related to the technology; (c) certain engineering and quality documentation related to the technology; and (d) the assignment of certain contracts related to the technology.  In return, the Company is obligated to pay Inovio $3,000,000 in scheduled payments over the period of two years from the closing date of the Asset Purchase Agreement and a royalty on commercial product sales related to the SECTA technology.  The transaction closed on March 24, 2011.

In connection with the closing of the Asset Purchase Agreement, the Company entered into a cross-license agreement with Inovio.  Under the terms of the agreement, the Company granted Inovio a fully paid-up, exclusive, worldwide license to certain of the acquired SECTA technology patents in the field of use of electroporation. No consideration was received by the Company, nor will Inovio be liable for future royalty fees related to this arrangement.  Inovio also granted the Company a non-exclusive, worldwide license to certain non-SECTA technology patents held by it in consideration for the following: (a) a fee for any sublicense of the Inovio technology, not to exceed 10%; (b) a royalty on net sales of any business the Company develops with the Inovio technology, not to exceed 10%; and (c) payment to Inovio of any amount Inovio pays to one licensor of the Inovio technology that is a direct result of the license.  In addition, the Company agreed not to transfer this non-exclusive license apart from the assigned intellectual property.

ASC 805, Business Combinations, provides guidance on determining whether an acquired set of assets meets the definition of a business for accounting purposes.  Under the framework, the acquired set of activities and assets have to be capable of being operated as a business, from the viewpoint of a market participant as defined in ASC 820, Fair Value Measurements.  Two essential elements required for an integrated set of activities are inputs and outputs.  The Company evaluated the Asset Purchase Agreement and in accordance with the guidance, determined it did not meet the definition of a business acquisition as the acquisition consisted solely of the SECTA technology and certain other tangible assets.  The Company did not acquire the right to any employees previously involved with the technology, or research processes previously in place at Inovio.  The Company has therefore accounted for the transaction as an asset acquisition.

The purchase price was allocated to the identified tangible and intangible assets acquired based on their relative fair values, which were derived from their individual estimated fair values of $38,000 and $3,000,000, respectively.  Included in the estimated fair value of the intangible assets is the value associated with the engineering and quality documentation acquired, which was determined to have no stand-alone value apart from the patents.  The relative fair value of the intangible assets of $2,962,000 was reduced by a discount of approximately $174,000 recorded for the acquisition obligation (see Note 6).  The relative fair value of the tangible assets of $38,000 was expensed to research and development as of the acquisition date.

The following table summarizes the purchase price allocation for the assets acquired:

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Patents are stated net of accumulated amortization of approximately $929,000 and $247,000 as of July 31, 2012 and July 31, 2011, respectively. The patents are amortized on a straight-line basis over the estimated remaining useful lives of the assets, determined as four years from the date of acquisition.  Amortization expense for the years ended July 31, 2012 and 2011 was approximately $682,000 and $247,000, respectively.  At July 31, 2012, the weighted average remaining amortization period for all patents was approximately 2.67 years.  Estimated amortization expense over the annual periods ended July 31, 2013, 2014, and 2015 is approximately $697,000, $697,000 and $465,000, respectively.

In accordance with the provisions of the applicable authoritative guidance, the Company’s long-lived assets and amortizable intangible assets are tested for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.  The Company assesses the recoverability of such assets by determining whether their carrying value can be recovered through undiscounted future operating cash flows, including its estimates of revenue driven by assumed market segment share and estimated costs.  If impairment is indicated, the Company measures the amount of such impairment by comparing the fair value to the carrying value.  During the years ended July 31, 2012 and 2011, no impairment was recorded.

Acquisition Obligation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Acquisition Obligation
Acquisition Obligation

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of: (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the three and nine months ended April 30, 2013 was approximately $19,000 and $71,000, respectively.  Non-cash interest expense recognized during the three and nine months ended April 30, 2012 was approximately $35,000 and $121,000, respectively.  As of April 30, 2013, the outstanding acquisition obligation was reduced by a short-term imputed interest discount of approximately $33,000.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.  During the three and nine months ended April 30, 2012, approximately $39,000 and $115,000 was recognized as non-cash interest expense for amortization of the discount to the acquisition obligation.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·                  $   250,000 - Upon the closing of the Asset Purchase Agreement

·                  $   100,000 - September 30, 2011

·                  $   150,000 - March 31, 2012

·                  $   500,000 - September 24, 2012

·                  $ 1,000,000 - March 31, 2013

·                  $ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011, March 30, 2012 and September 24, 2012, the Company made payments of $250,000, $100,000, $150,000 and $500,000, respectively, to Inovio.  On May 15, 2013, the Company made the March 31, 2013 payment of $1,000,000 to Inovio, which payment did not constitute a default under the Asset Purchase Agreement.

Note 6—Acquisition Obligation

On March 24, 2011, the Company recorded an acquisition obligation for amounts due to Inovio in accordance with the Asset Purchase Agreement (see Note 5).  On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement (the “First Amendment”).  The First Amendment modified the payment of $750,000 due to Inovio by September 24, 2011, requiring the Company to make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of: (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  On March 24, 2012, the Company entered into a Second Amendment to Asset Purchase Agreement (the “Second Amendment”).  The Second Amendment further modified the payment terms for the $1,150,000 scheduled payments due to Inovio in March 2012 by requiring the Company to make a payment of $150,000 on March 31, 2012, with the remaining $1,000,000 to be paid to Inovio on December 31, 2013.  In consideration for the First Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of common stock (see Note 8).  In consideration for the Second Amendment, the Company issued to Inovio a warrant to purchase 3,000,000 shares of common stock (see Note 8).

In accordance with ASC 835-30 “Interest on Receivables and Payables”, the future payments under the acquisition obligation were discounted using the incremental borrowing rate of 5.00%, to arrive at an initial imputed interest discount on the obligation as of the acquisition date of approximately $174,000.  The imputed interest discount was recorded as a reduction to the relative fair value of the intangible assets acquired (see Note 5).  The discount was revised as of the date of the First and Second Amendments to arrive at a revised imputed interest discount on the obligation of approximately $132,000 as of September 28, 2011 and $145,000 as of March 24, 2012.  The increase in imputed interest as of the date of the Second Amendment was primarily due to the extended payment terms.  Non-cash interest expense recognized during the year ended July 31, 2012, was approximately $152,000.  At July 31, 2012, the outstanding acquisition obligation was reduced by short-term and long-term imputed interest discounts of approximately $83,000 and $21,000, respectively.

The Company evaluated both amendments in accordance with ASC 470-50.  The Company determined the modification of the terms upon entry into the First Amendment to the Asset Purchase Agreement on September 28, 2011, was not considered substantial as of that date.  In accordance with the guidance, the fair value of the warrants issued to Inovio as consideration for the Amendment were recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable, starting September 28, 2011.  On March 24, 2012, the Company entered into the Second Amendment.  In accordance with the guidance, the Company evaluated the cumulative impact of both amendments and determined the modification of the terms of the Asset Purchase Agreement as a result of the Second Amendment was considered substantial.  The Company recorded the difference between the re-acquisition price and carrying value of the debt as of the modification date of March 24, 2012 as a loss on debt extinguishment of $761,492.  The loss on debt extinguishment recorded resulted in the write-off of the unamortized portion of the discount to the debt obligation initially recorded upon entry into the First Amendment in the amount of approximately $113,000 as of March 24, 2012.  As of March 24, 2012, the acquisition obligation’s fair value was $2,504,178.  During the year ended July 31, 2012, approximately $115,000 was recognized as non-cash interest expense for amortization of the discount to the acquisition obligation.

The scheduled payments for the $3,000,000 obligation under this arrangement, as amended, are as follows:

·$   250,000 - Upon the closing of the Asset Purchase Agreement

·$   100,000 - September 30, 2011

·$   150,000 - March 31, 2012

·$   500,000 - September 24, 2012

·$ 1,000,000 - March 24, 2013

·$ 1,000,000 - December 31, 2013

On March 24, 2011, September 30, 2011 and March 30, 2012, the Company made payments of $250,000, $100,000 and $150,000, respectively, to Inovio.

Private Placements and Public Offerings	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offerings
Private Placements and Public Offerings

Note 7—Private Placements and Public Offerings

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a registration rights agreement pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the registration rights agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of April 30, 2013 the Company was in compliance with the requirements set forth in the registration rights agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the closing date of the June 2011 Private Placement, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the closing date of the June 2011 Private Placement, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the three and nine months ended April 30, 2012, resulted in other income of $1,613,329 and $4,192,781, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012, using a Monte Carlo valuation model with the following assumptions:

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

In addition, as of the valuation date, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.

March 2012 Public Offering

On March 28, 2012, the Company closed a registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the March 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

December 2012 Public Offering

On December 17, 2012, the Company closed a registered public offering of an aggregate of 28,800,000 shares of the Company’s common stock and warrants to purchase an aggregate of 14,400,000 shares of common stock for gross proceeds to the Company of $7.2 million (the “December 2012 Public Offering”).  On December 12, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the December 2012 Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the warrants in the December 2012 Public Offering were approximately $6.7 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 50% of the shares issued to such purchaser in the offering.  The warrants have an exercise price of $0.26 per share, are exercisable immediately upon issuance and have a term of exercise equal to four years from the date of issuance of the warrants, or December 17, 2016.

Pursuant to a Placement Agent Agreement dated November 16, 2012 by and between the Company and Dawson James Securities, Inc. (“Dawson”), Dawson agreed to act as the Company’s placement agent in connection with the offering.  Under the Placement Agent Agreement, the Company agreed to pay Dawson a cash fee equal to 6% of the gross proceeds of the offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering, or warrants to purchase 1,440,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 50% of the 5% Placement Agent Warrants directly to Noble International Investments, Inc. and Burrill LLC (“Noble” and “Burrill”, respectively), who acted as financial advisors in the offering, and as a result issued to Dawson a Placement Agent Warrant to purchase 720,000 shares of common stock, and issued to Noble and Burrill Placement Agent Warrants to purchase 360,000 shares of common stock each.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the offering, except that such warrants have an exercise price of $0.3125 and shall expire on December 11, 2017.  The fair value of the Placement Agent Warrants was $228,240 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 98.09%, and a risk-free interest rate of 0.74%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act.

The fair value of the warrants issued in connection with the December 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $2,151,360 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 96.66%, and a risk-free interest rate of 0.56%).  The Company completed an evaluation of all of the warrants issued in connection with this offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Note 7—Private Placements and Public Offering

March 2011 Private Placement

On March 18, 2011, the Company closed a private placement whereby it issued 1,456,000 units at a purchase price of $0.75 per unit for gross proceeds of $1,092,000.  Each unit consists of one share of common stock and one share purchase warrant entitling the holder to acquire one share of common stock at a price of $1.00 per share for a period of five years from the closing of the private placement.  The fair value of the warrants, based on their fair value relative to the common stock issued, was $431,981 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 89.68%, and a risk-free interest rate of 2.11%).  The warrants were exercisable as of March 18, 2011 and any unexercised warrants will expire on March 18, 2016.  The Company completed an evaluation of the warrants issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheets as the instrument’s settlement provisions were fixed-for-fixed.

June 2011 Private Placement

On June 24, 2011, the Company closed a private placement whereby it issued an aggregate of 4,000,000 shares of the Company’s common stock at a purchase price of $0.75 per share, and three series of warrants, the Series A Warrants, the Series B Warrants and the Series C Warrants, (collectively, the “Warrants”), to purchase an aggregate of 12,000,000 shares of the Company’s common stock, for proceeds to the Company of $3.0 million (the “June 2011 Private Placement”).  After deducting for fees and expenses, the aggregate net proceeds from the sale of the common stock and the Warrants in the June Private Placement were approximately $2.79 million.

Pursuant to the terms of the Securities Purchase Agreement, each investor was issued a Series A Warrant, a Series B Warrant and a Series C Warrant, each to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such investor.  The Series A Warrants have an exercise price of $1.20 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately upon issuance and expire on February 21, 2012.  The Series C Warrants have an exercise price of $1.20 per share, vest and are exercisable ratably commencing on the exercise of the Series B Warrants held by each investor and have a term of exercise equal to five years. The Series C Warrants also expire if the Series B Warrants expire unexercised.  On February 21, 2012, the Series B and Series C Warrants expired unexercised.

On June 24, 2011, in connection with the closing of the June 2011 Private Placement, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company is required to file a registration statement within 30 days following such closing to register the resale of the common stock and the common stock underlying the Warrants issued in the June 2011 Private Placement.  The failure on the part of the Company to meet the filing deadlines and other requirements set forth in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties, up to a maximum of 9% of the aggregate proceeds of the June 2011 Private Placement.  As of July 31, 2012 the Company was in compliance with the requirements set forth in the Registration Rights Agreement.

In addition, pursuant to the terms of a placement agent agreement entered into with the lead placement agent on June 1, 2011 and amended on June 21, 2011, the Company agreed to pay the lead placement agent and the co-placement agent fees equal to 6% of the aggregate gross proceeds raised in the private placement of $180,000 and reimbursement to the lead placement agent for certain expenses in the amount of $30,000.  The total cash fees of $210,000 paid to the placement agents were recorded as a period expense as of the closing date.  In connection with the agreement, the Company also issued to the placement agents Series A Warrants to purchase 6% of the aggregate common stock issued in the June 2011 Private Placement, or 240,000 shares of common stock.

Allocation of Proceeds

At the Closing Date, the estimated fair value of the Series A and Series C Warrants exceeded the proceeds from the June 2011 Private Placement of $3,000,000 (see the valuations of these derivative liabilities under the heading, “Derivative Liabilities” below). As a result, all of the proceeds were allocated to these derivative liabilities and no proceeds remained for allocation to the common stock and Series B Warrants issued in the financing.

Common Stock

At the Closing Date, the Company issued 4,000,000 shares of unregistered common stock and recorded the par value of the shares issued of $400 (at par value of $0.0001 per share) with a corresponding reduction to paid-in capital, given that there was no allocated value from the proceeds to the common stock.

Derivative Liabilities

The Company accounted for the Series A and C Warrants in accordance with accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock that would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the balance sheet. The Company determined that its Series A and Series C Warrants were ineligible for equity classification as a result of the anti-dilution provisions in the Series A and Series C Warrants that may result in an adjustment to the warrant exercise price.

On the closing date of the June 2011 Private Placement, the derivative liabilities were recorded at an estimated fair value of $3,808,590. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $3,000,000, no net amounts were allocated to the common stock. The $808,590 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the closing date. The Company revalued the derivative liability as of each subsequent balance sheet date, with any changes in the fair value between reporting periods recorded as other income or expense.

On March 28, 2012, the anti-dilution provisions of the Series A Warrants were triggered upon the closing of the Company’s March 2012 registered public offering, which resulted in the reset of the exercise price of the Series A Warrants to the base floor price of $0.50.  The fair value of the derivative liabilities as of March 28, 2012 was $657,604.  The reset of the exercise price to the base floor price caused the anti-dilution provisions to become void as of March 28, 2012 and for future periods.  As a result, on March 28, 2012, the Series A Warrants were reclassified as equity within the Company’s consolidated financial statements, at a fair value of $657,604.

The change in the estimated fair value of the Series A and C Warrants during the period of derivative liability classification resulted in other income (expense) of $4,192,781 and ($1,041,795) for the years ended July 31, 2012 and 2011, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price and updates to the assumptions used in the option pricing models.

The derivative liabilities were valued as of March 28, 2012 and July 31, 2011, using a Monte Carlo valuation model with the following assumptions:

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models.  The probability of the Series C Warrant conditional exercise feature was also assessed for the fair values derived as of July 31, 2011.

March 2012 Public Offering

On March 28, 2012, the Company closed its registered public offering of an aggregate of 31,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of 31,000,000 shares of common stock at a purchase price of $0.25 per unit, for gross proceeds to the Company of $7.75 million (the “March 2012 Public Offering”).  On March 23, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) for the issuance and sale by the Company of the common stock and warrants in the Public Offering.  After deducting for fees and expenses, the aggregate net proceeds from the March 2012 Public Offering were approximately $7.2 million.

Pursuant to the terms of the Securities Purchase Agreement, at the closing each purchaser was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the shares issued to such purchaser in the Public Offering.  The warrants have an exercise price of $0.35 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance of the warrants, or March 28, 2017.

Pursuant to a Placement Agent Agreement dated January 23, 2012 by and between the Company and Rodman & Renshaw, LLC (“Rodman”), as subsequently amended on March 12, 2012 (as amended, the “Placement Agent Agreement”), Rodman agreed to act as the Company’s placement agent in connection with the Public Offering.  Under the Placement Agent Agreement, the Company agreed to pay Rodman a cash fee equal to 6% of the gross proceeds of the Public Offering, as well as a non-accountable expense allowance equal to 1% of the gross proceeds of the March 2012 Public Offering.  In addition, the Company agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the Public Offering, or warrants to purchase 1,550,000 shares of the Company’s common stock (the “Placement Agent Warrants”).  As permitted under the Placement Agent Agreement, the Company elected to pay 30% of the 5% Placement Agent Warrants directly to Roth Capital Partners, LLC (“Roth”), who acted as financial advisors in the Public Offering, and as a result issued to Rodman a Placement Agent Warrant to purchase 1,085,000 shares of common stock and issued to Roth a Placement Agent Warrant to purchase 465,000 shares of common stock.  The Placement Agent Warrants have substantially the same terms as the warrants issued to the purchasers in the Public Offering, except that such warrants have an exercise price of $0.3125 and shall expire on March 23, 2017.  The fair value of the Placement Agent Warrants was $276,980 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%), and was recorded as an offering cost.  The Placement Agent Warrants and the shares of the Company’s common stock underlying the Placement Agent Warrants have not been registered under the Securities Act of 1933, as amended.

The fair value of the warrants issued in connection with the March 2012 Public Offering to the purchasers, based on their fair value relative to the common stock issued, was $3,206,486 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.05%).  The Company completed an evaluation of all of the warrants issued in connection with this March 2012 Public Offering and determined the warrants should be classified as equity within the consolidated balance sheet.

Other Equity and Common Stock Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Other Equity and Common Stock Transactions
Other Equity and Common Stock Transactions

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011, the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrant was recorded as a discount to the acquisition obligation and amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrant was recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

On December 18, 2012, the Board of Directors authorized the issuance of 150,000 fully vested shares of the Company’s common stock to the University of South Florida Research Foundation in connection with an agreement to license certain intellectual property to the Company entered into on August 24, 2012.  The shares were valued at $34,500, based on the closing price of the Company’s common stock on the date of issuance.  The shares have not been registered under the Securities Act and were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof. The Company is responsible for payments upon the achievement of specified milestones and royalty payments at specified percentages of net sales of licensed products and processes, as defined, upon commercialization of stipulated licensed products or processes. The first payment will be for $50,000 upon the start of a future Phase II clinical trial for specific indications, $100,000 upon the start of a specified future Phase III clinical trial and $250,000 upon FDA approval under certain conditions.  The Company also agreed to pay for certain patent prosecution and filing fees.

At April 30, 2013 the Company had outstanding warrants to purchase 57,783,000 shares of common stock, with exercise prices ranging from $0.26 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between March 2016 and December 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011 the Company affected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.  During the years ended July 31, 2012 and 2011, $249,000 and $83,000, respectively, was recorded as consulting expense for these shares.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrant will be recorded as a discount to the acquisition obligation and amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant was $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrant will be recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

At July 31, 2012 the Company had outstanding warrants to purchase 42,246,000 shares of common stock, with exercise prices ranging from $0.50 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between June 2016 and March 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”).  The 2011 Plan was approved by the Company’s stockholders in March 2012 and originally authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  On April 15, 2013, the Company’s stockholders approved an amendment to the 2011 Plan to authorize the issuance of an additional 3,800,000 shares of common stock under the 2011 Plan, increasing the total number of shares reserved for issuance under the 2011 Plan to 9,000,000 shares. Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.

During the quarter ended October 31, 2012, the Company granted options to purchase 155,000 shares of the Company’s common stock to employees under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two to three years and have exercise prices ranging from $0.20 to $0.42. The Company also granted options to purchase 1,200,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three year terms, vest in accordance with the term of the consulting agreement, and have an exercise price of $0.18.

During the quarter ended January 31, 2013, the Company granted options to purchase 30,000 shares of the Company’s common stock to a consultant under the 2011 Plan. The options issued to the consultant have a term of ten years, vest over one year and have an exercise price of $0.35.

During the quarter ended April 30, 2013, the Company granted options to purchase 815,000 shares of the Company’s common stock to employees and directors under the 2011 Plan.  The options issued to employees have a ten-year term, vest over three years and have exercise prices ranging from $0.23 to $0.26. The options issued to directors have a ten-year term, vest over one year and have an exercise price of $0.25.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three and nine months ended April 31, 2013 and 2012, were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.

The following assumptions were used to calculate the fair value of share-based compensation during the three and nine month periods ended:

	April 30, 2013	April 30, 2012
Expected volatility	81.92% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.82 - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	5 - 10 years

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and contractual term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used the simplified method.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $90,000 and $357,000, for the three and nine months ended April 30, 2013.  Of this balance, $1,000 and $32,000 was recorded to research and development, and $89,000 and $325,000 was recorded in general and administrative in the Company’s consolidated statement of operations for the three and nine months ended April 30, 2013, respectively.

A summary of the Company’s stock option activity for the nine month period ended April 30, 2013, is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

The weighted-average grant date fair value of stock options granted during the three and nine months ended April 30, 2013 was $0.18 and $0.15, respectively.  As of April 30, 2013, there was approximately $206,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 1.68 years.

Note 9 — Stock-Based Compensation

In May 2011, the Company’s Board of Directors adopted the OncoSec Medical Incorporated 2011 Stock Incentive Plan (the “2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period specified in individual option agreements entered into with grantees, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  The Company obtained stockholder approval of the 2011 Plan at its March 2, 2012 annual meeting of stockholders.

During the year ended July 31, 2012, the Company granted options to purchase 1,300,000 and 400,000 shares of the Company’s common stock to employees and directors, respectively, under the 2011 Plan.  The options issued to employees have a ten-year term, vest over two years and have exercise prices ranging from $0.21 to $0.40.  The options issued to directors have a ten-year term, vests quarterly in equal increments over one year and have exercise prices ranging from $0.21 to $0.40.

During the year ended July 31, 2012, the Company also granted options to purchase 1,560,000 shares of the Company’s common stock to consultants under the 2011 Plan. The options issued to consultants have three to ten year terms, vest in accordance with the term of the consulting agreement, and have exercise prices ranging from $0.18 to $0.39.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award.  The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended July 31, 2012 were based on the grant date fair value estimated using the Black-Scholes Option Pricing Model.  The following assumptions were used to calculate the fair value of share based compensation for the year ended July 31, 2012; Expected volatility, 85.96% - 125.0%, Risk-free interest rate, 0.35% - 2.08%, Expected forfeiture rate, 0.00%, Expected dividend yield, 0.00%, Expected term, 3.00 - 10.00 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option.  The Company exited shell status on March 24, 2011.  In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available.  In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities.  The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell status, as well as the historical daily changes in the market price for the peer group as determined by the Company.

The expected term of the options represents the period that stock-based awards are expected to be outstanding based on the simplified method provided in ASC Topic 718, which averages an award’s weighted-average vesting period and expected term for share options and warrants. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718, as amended by SAB 110. For the expected term of options issued to employees and directors, the Company used a simple average of the vesting period and the contractual term for options granted, all of which have been granted subsequent to March 2011, as permitted by ASC Topic 718.  The Company expects to continually evaluate its historical data as a basis for determining the expected terms of options granted under the 2011 Plan.

The Company’s estimation of the expected term for stock options granted to parties other than employees or directors is the contractual term of the option award.  For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield.  The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures.  Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Due to the Company’s minimal stock-based compensation activity, the Company has not had significant forfeitures of stock options granted to employees and directors. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Share-based compensation expense recorded in the Company’s consolidated statement of operations for the year ended July 31, 2012 resulting from share-based compensation awarded to the Company’s employees, directors and consultants was approximately $333,000.  Of this balance during the year ended July 31, 2012, $89,000 was recorded to research and development, and $244,000 was recorded in General and Administrative in the Company’s consolidated statement of operations.

A summary of the stock option activity is as follows:

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23

The weighted-average grant date fair value of stock options granted during the year ended July 31, 2012 was $0.18.  As of July 31, 2012, there was approximately $242,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 0.89 years.

Income Taxes	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company uses the asset and liability method of accounting for income taxes, in accordance with ASC 740-10, which requires the recognition of deferred tax liabilities for taxable temporary differences and deferred tax assets for deductible temporary differences and operating loss carryforwards using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit or expense is recognized as a result of changes in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all of any deferred tax assets will not be realized. As of April 30, 2013 and July 31, 2012, the Company recorded a full valuation allowance on its deferred tax assets.

Note 10—Income Taxes

The FASB Topic on Income Taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company has had no unrecognized tax benefits.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had an accrual of $0 and $0 for interest or penalties on the Company’s consolidated balance sheets at July 31, 2012 or July 31, 2011 respectively, and has recognized $0 and $0 of interest and/or penalties in the consolidated statements of operations for the years ended July 31, 2012 and 2011.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2008 and forward are subject to examination by the United States and California tax authorities due to the carry forward of unutilized net operating losses and research and development credits.

At July 31, 2012, the Company had federal and California income tax net operating loss carryforwards of approximately $4,996,000 and $4,921,000, respectively.  In addition, the Company has federal and California research and development tax credit carryforwards of approximately $73,000 and $77,000, respectively. The federal net operating loss, research tax credit carryforwards and California net operating loss carryforwards will begin to expire in 2030 unless previously utilized. The California research and development credit carryforwards will carry forward indefinitely until utilized. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future.  Based on a preliminary assessment, the Company believes that an ownership change occurred in 2011. The Company estimates that if such a change did occur, the federal and state net operating loss carry-forwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of the Company’s deferred tax assets as of July 31, 2012 and 2011 are listed below:

	2012	2011
Net operating loss carryforwards	1,986,000	207,000
Credits	124,000	31,000
Start-up costs	72,000	74,000
Accumulated Depreciation	282,000	71,000
Other	129,000	11,000
Net deferred tax assets	2,593,000	394,000
Valuation allowance for deferred tax assets	(2,593,000)	(394,000)
Net deferred taxes	$—	$—

A valuation allowance of $2,593,000 and $394,000 at July 31, 2012 and 2011, respectively, has been recognized to offset the net deferred tax assets as realization of such assets is uncertain.

A reconciliation of incomes taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2012	2011
Federal tax benefit a the expected statutory rate	34.00%	34.00%
State income tax, net of federal tax benefit	(0.07)%	(3.08)%
Loss on extinguishment of debt	(11.48)%	—
Adjustment to fair value of derivative liabilities	63.20%	(18.64)%
Non-deductible expenses	(6.63)%	(0.45)%
Change in valuation allowance	(81.58)%	(9.93)%
Other	2.45%	(1.92)%
Income tax benefit — effective rate	(0.11)%	(0.02)%

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extended the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.  On December 18, 2012, the Company entered into a second amendment to its lease agreement.  The second amendment extended the lease term for a period of nine months commencing on January 1, 2013 through June 30, 2013, with no changes to remaining terms of the lease.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the three and nine months ended April 30, 2013.

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extends the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the year ended July 31, 2012.

Related Party Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

The Company’s Chairman of the Board of Directors is also a director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Note 12—Related Party Transactions

On February 11, 2011, the Company entered into a promissory note arrangement with a stockholder in the amount of $120,000.  The note bore interest at a rate of 10% annually.  Full payment on this note was made on March 18, 2011 with proceeds received from the March 2011 Private Placement (see Note 7).  Total interest expense recorded during the year ended July 31, 2011 was approximately $1,400.

On March 18, 2011, the Company made full payment on a stockholder loan in the amount of $33,867 with proceeds received from the March 2011 Private Placement (see Note 7).  The note was non-interest bearing.

The Company’s Chairman of the Board of Directors is also a Director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the Amendment (and related warrant) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.

Subsequent Event	9 Months Ended
Apr. 30, 2013
Subsequent Event
Subsequent Event

Note 13—Subsequent Event

On May 15, 2013, the Company made a payment of $1,000,000 to Inovio under the Asset Purchase Agreement (see Note 6).

On May 31, 2013, the Company entered into a thirty-eight month lease agreement for office space scheduled to commence on July 1, 2013, with an initial base monthly rent of approximately $8,000.  The lease calls for annual increases to the base rent of three percent.

Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Financial Instruments

Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amount of the Company’s short-term acquisition obligation outstanding approximates fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Financial Instruments

The carrying amounts for cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature, generally less than three months.  The carrying amounts of the Company’s short-term and long-term acquisition obligation outstanding approximate their fair value based upon current rates and terms available to us for similar activity.  It is management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where separately disclosed.

Derivative Liabilities

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Derivative Liabilities

The Company accounts for its warrants and other derivative financial instruments as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated balance sheets and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and will be revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results could differ materially from the estimates.

Property and Equipment

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the three and nine months ended April 30, 2013 was approximately $10,000 and $28,000 respectively.  Total depreciation expense for the three and nine months ended April 30, 2012 was approximately $8,000 and $25,000, respectively.

Property and Equipment

The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are:

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Total depreciation expense recorded for the years ended July 31, 2012 and 2011 was approximately $35,000 and $4,000, respectively.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants issued and outstanding during any of the periods presented in the computation of net income (loss) per share, as the effect would have been anti-dilutive.

Net Income (Loss) Per Share

The Company computes basic net income (loss) per common share by dividing the applicable net income (loss) by the weighted average number of common shares outstanding during the respective period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period, plus the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of stock options is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money. This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The Company did not include shares underlying stock options and warrants outstanding in the computation of net income (loss) per share for the years ended July 31, 2012 and 2011, as the effect would have been anti-dilutive.

Stock Options to Non-Employees

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the three and nine months ended April 30, 2013, the Company recorded $3,000 and $9,000 in research and development expense, respectively, and $62,000 and $236,000 in general and administrative expense, respectively, for stock options granted to non-employees.  During the three and nine months ended April 30, 2012, the Company recorded $8,000 in research and development expense, and $25,000 in general and administrative expense for stock options granted to non-employees.

Stock Options to Non-Employees

Expense for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model.  Such options are revalued quarterly until fully vested, with any change in fair value expensed.  During the year ended July 31, 2012, the Company recorded $25,000 in research and development expense, and $133,000 in general and administrative expense for stock options granted to non-employees.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net income (loss) from operations for the three and nine months ended April 30, 2013 and 2012, or for the period from inception (February 8, 2008) through April 30, 2013.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners.  The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended July 31, 2012 and 2011, or for the period from inception (February 8, 2008) through July 31, 2012.

Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Significant Accounting Policies
Schedule of useful lives of property and equipment for the purpose of computing depreciation
Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Computers and Equipment	3 to 5 years
Computer Software	1 to 3 years
Leasehold Improvements	1 year

Intangible Asset Acquisition and Cross License Agreement (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Intangible Asset Acquisition and Cross License Agreement
Summary of purchase price allocation for assets acquired that are accounted for as an asset acquisition
Intangible assets - patents	$2,788,154
Tangible assets - machinery, property and inventory	$38,000

Intangible assets - patents	$2,788,154
Tangible assets — machinery, property and inventory	$38,000

Private Placements and Public Offerings (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Private Placements and Public Offerings
Schedule of derivative liabilities valued using a Monte Carlo valuation model

March 28, 2012
Closing price per share of common stock	0.22
Exercise price per share	0.50
Expected volatility	125.0%
Risk-free interest rate	1.05%
Dividend yield	—
Floor price	0.50
Remaining expected term of underlying securities (years)	4.24

	March 28, 2012	July 31, 2011
Closing price per share of common stock	0.22	0.93
Exercise price per share	0.50	1.20
Expected volatility	125.0%	91.6%
Risk-free interest rate	1.05%	1.35%
Dividend yield	—	—
Floor price	0.50	0.50
Remaining expected term of underlying securities (years)	4.24	4.90

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Stock-Based Compensation
Schedule of assumptions used to calculate fair value of share based compensation

	April 30, 2013	April 30, 2012
Expected volatility	81.92% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.82 - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	5 - 10 years

Summary of stock option activity

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2012	3,175,000	$0.24	$24
Granted	2,200,000	0.21	165
Exercised	(750,000)	0.18	50
Forfeited / Cancelled	(273,500)	0.33	—
Balance at April 30, 2013	4,351,500	$0.23	$275

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	—	$—
Granted	3,260,000	$0.24
Exercised	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	$0.24	$24

Schedule of stock options activity by range of exercise prices

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	4,351,500	6.94	$0.23	3,060,699	5.85	$0.22

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.40	3,175,000	7.53	0.24	1,962,500	6.24	$0.23

Nature of Operations and Basis of Presentation (Details) (OncoSec Medical Therapeutics, USD $)	Jun. 03, 2011
OncoSec Medical Therapeutics
Nature of operations and basis of presentation
Total purchase price	$ 1,000

Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011
Property and equipment
Depreciation expense	$ 10,000	$ 8,000	$ 28,000	$ 25,000	$ 35,000	$ 4,000
Computers and Equipment | Minimum
Property and equipment
Useful lives			3 years		3 years
Computers and Equipment | Maximum
Property and equipment
Useful lives			5 years		5 years
Computer Software | Minimum
Property and equipment
Useful lives			1 year		1 year
Computer Software | Maximum
Property and equipment
Useful lives			3 years		3 years
Leasehold Improvements
Property and equipment
Useful lives			1 year		1 year

Significant Accounting Policies (Details 2) (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Apr. 30, 2013 Research and development expense Non-employees	Apr. 30, 2012 Research and development expense Non-employees	Jul. 31, 2012 Research and development expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Apr. 30, 2013 General and administrative expense Non-employees	Apr. 30, 2012 General and administrative expense Non-employees	Jul. 31, 2012 General and administrative expense Non-employees
Stock options to non-employees
Stock-based compensation expense recognized	$ 34,500	$ 249,000	$ 249,000	$ 83,000	$ 332,000	$ 366,500	$ 3,000	$ 8,000	$ 9,000	$ 8,000	$ 25,000	$ 62,000	$ 25,000	$ 236,000	$ 25,000	$ 133,000

Cash and Cash Equivalents and Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2008	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012	Apr. 30, 2013
Cash and Liquidity
Losses in all previous reporting periods from inception to date	$ 1,728,659	$ 811,574	$ 7,187	$ 5,377,572	$ 771,391	$ 2,364,852	$ 3,758,817	$ 36,158	$ 33,714	$ 6,200,728	$ 11,578,300

Fair Value of Financial Instruments (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended	12 Months Ended				1 Months Ended
	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2012 Warrant derivative liability	Jul. 31, 2011 Warrant derivative liability	Mar. 28, 2012 Warrant derivative liability	Mar. 28, 2012 Series A Warrant	Feb. 29, 2012 Series C Warrant
Fair Value Measurements
Expiration of Series B Warrants (in shares)											4,000,000
Base floor price (in dollars per share)								$ 0.5	$ 0.5	$ 0.5
Increase or decrease in estimated fair value of derivative liabilities	$ 1,613,329	$ 4,192,781	$ 4,192,781	$ (1,041,795)	$ 3,150,986	$ 3,150,985	$ (4,192,781)	$ (1,041,795)

Intangible Asset Acquisition and Cross License Agreement (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	54 Months Ended	63 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Apr. 30, 2013	Apr. 30, 2013 item	Jul. 31, 2012 item	Jul. 31, 2012	Apr. 30, 2013	Mar. 31, 2011 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Apr. 30, 2013 Patents	Apr. 30, 2012 Patents	Jul. 31, 2012 Patents	Jul. 31, 2011 Patents	Apr. 30, 2013 Engineering and quality documentation	Apr. 30, 2013 Asset purchase of SECTA technology accounted for as an asset acquisition	Mar. 24, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition
Intangible Asset Acquisition and Cross License Agreement disclosures
Scheduled payments to Inovio for assets accounted for as an asset acquisition															$ 3,000,000
Consideration received														0
Fees for sublicense, maximum (as a percent)		10.00%	10.00%
Royalty on net sales, maximum (as a percent)		10.00%	10.00%
Number of licensors of Inovio that Company will pay under the license		1	1
Intangible assets, estimated fair value							3,000,000		3,000,000		3,000,000		0
Intangible assets, relative fair value	2,962,000	2,962,000	2,962,000	2,962,000	2,962,000
Discount		174,000	174,000
Purchase price allocation of assets acquired
Intangible assets - patents accounted for as an asset acquisition							2,788,154		2,788,154		2,788,154
Tangible assets - machinery, property and inventory, accounted for as an asset acquisition	38,000	38,000	38,000	38,000	38,000
Accumulated amortization							1,452,000		1,452,000		929,000	247,000
Estimated remaining useful lives of patents						4 years					2 years 8 months 1 day
Amortization expense							174,000	174,000	523,000	508,000	682,000	247,000
Impairment charges	$ 0	$ 0		$ (9,000)	$ (9,000)

Acquisition Obligation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Mar. 28, 2012	Mar. 24, 2012	Jun. 24, 2011	Mar. 31, 2012 First Amendment	Sep. 30, 2011 First Amendment	Sep. 28, 2011 First Amendment	Mar. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Sep. 30, 2011 September 2011 First Amendment	Sep. 28, 2011 September 2011 First Amendment	Mar. 24, 2012 March 2012 Second Amendment
Acquisition obligation
Acquisition obligation, portion modified by amendment																	$ 750,000	$ 1,150,000
Acquisition obligation payment rescheduled to end of month when due																	100,000	150,000
Acquisition obligation payment rescheduled later date																	650,000	1,000,000
Number of days following the receipt of $5,000,000 when scheduled acquisition obligation payment will be due																30 days
Net proceeds from financings amount that will trigger payment of remaining balance within 30 days																	5,000,000
Class Of Warrant (in shares)								31,000,000		12,000,000			1,000,000		3,000,000
Incremental borrowing rate used to discount acquisition obligation (as a percent)			5.00%		5.00%
Imputed interest discount			174,000		174,000							132,000		145,000
Non-cash interest expense due to amendments	19,000	35,000	71,000	121,000	152,000
Non-cash interest expense, amortization of discount		39,000		115,000	115,000						113,000
Short-term imputed interest discount	33,000		33,000		83,000	83,000	33,000
Loss on extinguishment of debt		761,492		761,492	761,492	761,492	761,492							761,492
Fair value of acquisition obligation									$ 2,504,178

Acquisition Obligation (Details 2) (USD $)	0 Months Ended				1 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2012	Mar. 30, 2012	Sep. 30, 2011	Mar. 24, 2011	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	May 15, 2013 Subsequent Event	Apr. 30, 2013 Upon the closing of the Asset Purchase Agreement	Jul. 31, 2012 Upon the closing of the Asset Purchase Agreement	Apr. 30, 2013 September 30, 2011	Jul. 31, 2012 September 30, 2011	Apr. 30, 2013 March 31, 2012	Jul. 31, 2012 March 31, 2012	Apr. 30, 2013 September 24, 2012	Jul. 31, 2012 September 24, 2012	Apr. 30, 2013 March 31, 2013	Apr. 30, 2013 December 31, 2013	Jul. 31, 2012 December 31, 2013
Acquisition obligation
Scheduled payments under asset purchase agreement to Inovio				$ 3,000,000
Scheduled payments									250,000	250,000	100,000	100,000	150,000	150,000	500,000	500,000	1,000,000	1,000,000	1,000,000
Payments made to Inovio	$ 500,000	$ 150,000	$ 100,000	$ 250,000	$ 150,000	$ 100,000	$ 250,000	$ 1,000,000

Private Placements and Public Offerings (Details) (USD $)	0 Months Ended	1 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended							1 Months Ended				1 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 17, 2012	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2011 item	Mar. 31, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 18, 2011	Mar. 02, 2011	Feb. 28, 2011	Mar. 31, 2012 Rodman	Mar. 31, 2012 Roth	Mar. 31, 2012 Placement Agents	Mar. 28, 2012 Placement Agents	Jun. 30, 2011 Maximum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Dec. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Warrants issued with March 2011 Private Placement	Mar. 31, 2011 Warrants issued with March 2011 Private Placement	Mar. 18, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Series A Warrant	Mar. 28, 2012 Series A Warrant	Jun. 24, 2011 Series A Warrant	Jun. 24, 2011 Series B Warrant	Jun. 30, 2011 Series C Warrant	Jun. 24, 2011 Series C Warrant	Mar. 31, 2012 Warrants issued with March 2012 Public Offering	Apr. 30, 2013 Warrants issued with March 2012 Public Offering	Jul. 31, 2012 Warrants issued with March 2012 Public Offering	Mar. 28, 2012 Warrants issued with March 2012 Public Offering	Dec. 17, 2012 Warrants issued with December 2012 Public Offering	Dec. 31, 2012 Warrants issued with December 2012 Public Offering	Dec. 30, 2012 Warrants issued with December 2012 Public Offering	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Placement Agents	Apr. 30, 2013 Warrants issued with December 2012 Public Offering Placement Agents	Dec. 30, 2012 Warrants issued with December 2012 Public Offering Placement Agents	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Dawson	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Noble and Burrill	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Maximum
Number of units issued under private placement				4,000,000	1,456,000
Shares issued in offering	28,800,000		31,000,000																																		31,000,000				14,400,000
Purchase price of units issued under private placement (in dollars per unit)					$ 0.75
Common stock, purchase price (in dollars per share)							$ 0.25								$ 0.75
Proceeds from private placement				$ 3,000,000	$ 1,092,000																						$ 3,000,000
Composition of private placement unit, number of shares of common stock																1
Composition of private placement unit, number of warrants to purchase common stock																														1
Number of common shares that can be acquired upon exercise of each whole warrant																1
Exercise price of warrants (in dollars per share)													$ 0.26									$ 0.3125		$ 1.2	$ 1.2	$ 0.5				$ 1		$ 0.5	$ 1.2	$ 0.75		$ 1.2				$ 0.35					$ 0.3125
Term of warrants																													5 years		5 years				5 years			5 years	5 years			4 years
Fair value of warrants																						276,980								431,981								3,206,486	3,206,486				2,151,360			228,240
Dividend yield (as a percent)																					0.00%								0.00%								0.00%					0.00%		0.00%
Volatility rate (as a percent)																					125.00%								89.68%								125.00%					96.66%		98.09%
Risk-free interest rate (as a percent)																					1.05%								2.11%								1.05%					0.56%		0.74%
Number of series of warrants				3
Number of common shares that can be acquired upon exercise of warrants							31,000,000								12,000,000
Aggregate net proceeds from sale of common stock and Warrants				2,790,000
Number of shares of common stock entitled to be purchased as a percentage of shares issued to such investor																												100.00%									100.00%					50.00%
Period from date of closing for filing registration statement under Registration Rights Agreement				30 days
Penalty for non-compliance of Registration Rights Agreement as a percentage of aggregate net proceeds of private placement																							9.00%
Placement agent fees as a percentage of offering proceeds				6.00%															6.00%																												6.00%
Placement agent fees				180,000
Reimbursement of expenses to lead placement agent				30,000
Total cash fees paid to placement agents				210,000		504,000	542,500	504,000	542,500	542,500	542,500	1,046,500
Percentage of placement agent warrants paid to Roth Capital Partners, LLC			5.00%	6.00%																30.00%																												50.00%	5.00%
Warrants issued to placement agents (in shares)		1,440,000	1,550,000	240,000															1,085,000	465,000																											720,000	360,000
Par value of shares shown as a reduction to paid-in capital				400
Common stock, par value (in dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001
Proceeds from offering		7,200,000	7,750,000
Proceeds from public offering, net of offering costs		$ 6,700,000	$ 7,200,000
Non-accountable expense allowance as a percentage of gross proceeds of offering																			1.00%																												1.00%

Private Placements and Public Offerings (Details 2) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		54 Months Ended	63 Months Ended				11 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Apr. 30, 2012	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Jun. 24, 2011 Common Stock	Mar. 28, 2012 Warrants	Mar. 31, 2012 Warrants	Jul. 31, 2012 Warrants	Jul. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Mar. 28, 2012 Series A Warrant	Jun. 24, 2011 Series B Warrant
Derivative Liabilities
Proceeds available for allocation												$ 0							$ 0
Estimated fair value of derivative liabilities										657,604							3,808,590	657,604
Total proceeds of private placement	3,000,000	1,092,000															3,000,000
Fair value of derivative liabilities in excess of proceeds						(808,590)	(808,590)	(808,590)									(808,590)
Adjustments to fair value of derivative liabilities			$ 1,613,329	$ 4,192,781	$ 4,192,781	$ (1,041,795)	$ 3,150,986	$ 3,150,985							$ 4,192,781	$ (1,041,795)
Derivative liabilities valuation assumptions using Monte Carlo valuation model
Closing price per share of common stock (in dollars per share)										$ 0.25	$ 0.75		$ 0.22			$ 0.93
Exercise price per share (in dollars per share)													$ 0.5			$ 1.2
Expected volatility (as a percent)													125.00%	125.00%		91.60%
Risk-free interest rate (as a percent)													1.05%	1.05%		1.35%
Floor price (in dollars per share)									$ 0.26				$ 0.5			$ 0.5
Remaining expected term of underlying securities													4 years 2 months 26 days	4 years 2 months 26 days		4 years 10 months 24 days

Other Equity and Common Stock Transactions (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended										9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	May 31, 2011	Mar. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011	Apr. 30, 2013 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 First Amendment	Jul. 31, 2012 First Amendment	Sep. 28, 2011 First Amendment	Apr. 30, 2013 First Amendment Minimum	Jul. 31, 2012 First Amendment Minimum	Apr. 30, 2013 Second Amendment	Jul. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Apr. 30, 2013 Second Amendment Minimum	Jul. 31, 2012 Second Amendment Minimum	Dec. 31, 2011 Warrants	Jul. 31, 2012 Warrants First Amendment	Apr. 30, 2013 Warrants First Amendment	Jul. 31, 2012 Warrants Second Amendment	Apr. 30, 2013 Warrants Second Amendment
Other equity and common stock transactions
Forward stock split ratio		32
Common stock, authorized shares			3,200,000,000		3,200,000,000	3,200,000,000	3,200,000,000	3,200,000,000				3,200,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.001
Common stock, outstanding shares			117,859,000		87,856,000	56,856,000	87,856,000	117,859,000				68,480,000	2,140,000
Number of shares of common stock held by previous majority stockholders returned for no consideration		17,280,000
Consideration paid for common stock held by previous majority stockholders returned (in dollars)		$ 0
Authorized issuance of shares to consultant	200,000
Value of shares issued to consultant	332,000
Amortization period for consulting services	12 months
Consulting expense			34,500	249,000	249,000	83,000	332,000	366,500
Warrants issued to purchase shares										31,000,000	12,000,000									1,000,000					3,000,000
Warrants exercise price (in dollars per share)									$ 0.26					$ 0.26	$ 0.5	$ 1.2	$ 1.2			$ 1.2					$ 1			$ 0.5
Term of warrants																		5 years	5 years				5 years	5 years
Daily market price for exercising warrant under the mandatory exercise provision (in dollars per share)																					$ 2.4	$ 2.4				$ 2.4	$ 2.4
Number of consecutive trading days with daily market price equal to or above $2.40 allows company to request exercise of warrant																		20 days	20 days				20 days	20 days
Fair value of warrants																		$ 228,509	$ 228,509				$ 729,602	$ 729,602
Dividend yield (as a percent)																														0.00%		0.00%
Volatility (as a percent)																													87.62%	87.62%	125.00%	125.00%
Risk-free interest rate (as a percent)																													0.96%	0.96%	1.04%	1.04%
Warrants outstanding			57,783,000	42,246,000	42,246,000	13,696,000	42,246,000	57,783,000

Other Equity and Common Stock Transactions (Details 2) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 18, 2012	Apr. 30, 2013	Apr. 30, 2013
Other Equity and Common Stock Transactions
Authorized issuance of shares to University of South Florida Research Foundation	150,000
Value of shares issued to the University of South Florida Research Foundation	$ 34,500
First payment upon the start of future phase II clinical trial	50,000
Payment upon the start of future phase III clinical trial	100,000
Payment upon FDA approval	250,000
Dividends paid		$ 0	$ 0

Stock-Based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended								0 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Apr. 30, 2013 Maximum	Apr. 30, 2012 Maximum	Jul. 31, 2012 Maximum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Apr. 30, 2013 Minimum	Apr. 30, 2012 Minimum	Jul. 31, 2012 Minimum	Apr. 30, 2013 Research and development expense	Apr. 30, 2013 Research and development expense	Jul. 31, 2012 Research and development expense	Apr. 30, 2013 General and administrative expense	Apr. 30, 2013 General and administrative expense	Jul. 31, 2012 General and administrative expense	Jul. 31, 2012 Employees	Jul. 31, 2012 Consultant	Jul. 31, 2012 Consultant Maximum	Jul. 31, 2012 Consultant Minimum	Jul. 31, 2012 Director	May 31, 2011 2011 Plan	May 31, 2011 2011 Plan Maximum	Jul. 31, 2012 2011 Plan Maximum	May 31, 2011 2011 Plan Minimum	Jul. 31, 2012 2011 Plan Minimum	Apr. 30, 2013 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees	Oct. 31, 2012 2011 Plan Employees Maximum	Oct. 31, 2012 2011 Plan Employees Minimum	Jan. 31, 2013 2011 Plan Consultant	Oct. 31, 2012 2011 Plan Consultant	Apr. 30, 2013 2011 Plan Director	Apr. 30, 2013 2011 Plan Employees and directors	Apr. 15, 2013 Amended 2011 Plan
Stock-based compensation
Number of additional shares authorized																																								3,800,000
Number of shares authorized																											5,200,000													9,000,000
Purchase price of incentive stock options as a percentage of its fair value																														100.00%	100.00%
Term of stock options																						10 years		10 years	3 years	10 years		10 years	10 years			10 years	10 years			10 years	3 years	10 years
Provisional percentage of outstanding stock owned by stockholders																														10.00%	10.00%
Exercise price as a percentage of fair value of common stock for stockholders who own more than 10% of outstanding stock																														110.00%	110.00%
Options granted to purchase shares			2,200,000		3,260,000																	1,300,000	1,560,000			400,000							155,000			30,000	1,200,000		815,000
Vesting period																						2 years				1 year						3 years		3 years	2 years	1 year		1 year
Exercise price, high end of the range (in dollars per share)																						$ 0.4	$ 0.39			$ 0.4						$ 0.26	$ 0.42
Exercise price, low end of the range (in dollars per share)																						$ 0.21	$ 0.18			$ 0.21						$ 0.23	$ 0.2
Exercise price (in dollars per share)																																				$ 0.35	$ 0.18	$ 0.25
Expected volatility, minimum (as a percent)	81.92%	85.96%	81.92%	85.96%	85.96%
Expected volatility, maximum (as a percent)	97.85%	125.00%	97.85%	125.00%	125.00%
Risk-free interest rate (as a percent)						1.97%	2.08%	1.97%	2.08%		0.31%	0.82%	0.31%	0.82%
Expected forfeiture rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term						10 years	10 years	10 years	10 years	10 years	3 years	5 years	3 years	5 years	3 years
Forfeiture rate (as a percent)	0.00%		0.00%
Stock-based compensation expense recognized	$ 90,000		$ 357,000		$ 333,000											$ 1,000	$ 32,000	$ 89,000	$ 89,000	$ 325,000	$ 244,000
Option Shares Outstanding
Balance at the beginning of the period (in shares)			3,175,000
Granted (in shares)			2,200,000		3,260,000																	1,300,000	1,560,000			400,000							155,000			30,000	1,200,000		815,000
Exercised (in shares)			(750,000)
Forfeited/Cancelled (in shares)			(273,500)		(85,000)
Balance at the end of the period (in shares)	4,351,500		4,351,500		3,175,000
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)			$ 0.24
Granted (in dollars per share)			$ 0.21		$ 0.24
Exercised (in dollars per share)			$ 0.18
Forfeited/Cancelled (in dollars per share)			$ 0.33		$ 0.4
Balance at the end of the period (in dollars per share)	$ 0.23		$ 0.23		$ 0.24
Aggregate Intrinsic Value
Balance at the beginning of the period (in dollars)			24,000
Granted (in dollars)			165,000
Exercised (in dollars)			50,000
Balance at the end of the period (in dollars)	$ 275,000		$ 275,000		$ 24,000

Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 0.18	$ 0.15	$ 0.18
Unrecognized non-cash compensation cost	$ 206,000	$ 206,000	$ 242,000
Weighted average period for recognition of unrecognized non-cash compensation cost		1 year 8 months 5 days	10 months 21 days
$0.18 - 0.42
Stock option activity by range of exercise prices
Exercise price, low end of the range (in dollars per share)		$ 0.18
Exercise price, high end of the range (in dollars per share)		$ 0.42
Number of Shares Outstanding	4,351,500	4,351,500
Weighted Average Contractual Life		6 years 11 months 8 days
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 0.23	$ 0.23
Number of Shares Exercisable	3,060,699	3,060,699
Weighted Average Remaining Contractual Life		5 years 10 months 6 days
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.22	$ 0.22

Commitments and Contingencies (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 19, 2012	Jun. 30, 2012	May 31, 2011	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012	May 31, 2011 Employment Agreements	Apr. 26, 2012 Employment Agreements	May 31, 2011 Employment Agreements Minimum	May 31, 2011 Employment Agreements Maximum
Commitments and Contingencies
Term of lease agreement for office space			1 year
Base annual rent			$ 42,000
Period by which the lease term is extended	6 months	7 months
Base monthly rent as per the amendment		10,000
Contingencies
Term of agreement							5 years
Term of base salary for computation of severance payments									6 months	24 months
Term for payment of health benefits									6 months	24 months
Severance liability								220,000
Defined contribution plan
Maximum percentage of contribution permitted to employees on eligible compensation					100.00%	100.00%
Employer matching contributions made				$ 0	$ 0

Subsequent Event (Details) (USD $)	0 Months Ended				1 Months Ended					0 Months Ended
	Sep. 24, 2012	Mar. 30, 2012	Sep. 30, 2011	Mar. 24, 2011	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	May 31, 2011	Mar. 31, 2011	May 31, 2013 Subsequent Event	May 15, 2013 Subsequent Event
Subsequent Event
Payments made to Inovio	$ 500,000	$ 150,000	$ 100,000	$ 250,000		$ 150,000	$ 100,000		$ 250,000		$ 1,000,000
Term of lease agreement for office space								1 year		38 months
Base monthly rent					$ 10,000					$ 8,000
Annual increases in base rent (as a percent)										3.00%